REMBRANDT FUNDS[REGISTRATION MARK]
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997

                                [GRAPHIC OMITTED]
                               PHOTO OF REMBRANDT

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ............................ 1
STATEMENTS OF NET ASSETS/SCHEDULES
   OF INVESTMENTS ..................................3
STATEMENT OF ASSETS AND LIABILITIES ...............40
STATEMENTS OF OPERATIONS ..........................41
STATEMENTS OF CHANGES IN NET ASSETS ...............44
FINANCIAL HIGHLIGHTS ..............................50
NOTES TO FINANCIAL STATEMENTS .....................60



                                   REMBRANDT
                           FUNDS [REGISTRATION MARK]
                                 [LOGO OMITTED]
                                    THE ART
                                   OF MAKING
                         MONEY WORK [REGISTRATION MARK]



                     Rembrandt, Rembrandt Funds and the "R"
                          are registered trademarks of
                LaSalle National Bank, N.A. All rights reserved.



SHARES OF REMBRANDT FUNDS ARE NOT SPONSORED OR
GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS
OF ANY BANK, OR THE U. S. GOVERNMENT, ITS
AGENCIES, OR INSTRUMENTALITIES. SHARES OF
REMBRANDT FUNDS ARE NOT INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION OR ANY OTHER
AGENCY. SHARES OF REMBRANDT FUNDS INVOLVE
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL. LASALLE STREET CAPITAL MANAGEMENT,
LTD., A DIRECT SUBSIDIARY OF ABN AMRO NORTH
AMERICA, INC., SERVES AS THE INVESTMENT ADVISOR
TO REMBRANDT FUNDS. REMBRANDT FUNDS ARE
DISTRIBUTED BY REMBRANDT FINANCIAL SERVICES
COMPANY WHICH IS NOT A BANK AFFILIATE.

[LOGO OMITTED]


LETTER TO SHAREHOLDERS

Dear Shareholders:

The first half of 1997 ended on a positive note, and we look now to Rembrandt's future. The historic bull market continued for U.S. stocks, bonds started a recovery in the second quarter and the international markets began to stir.

Perhaps the most important event during the first half of the year was the decision to make the Rembrandt Funds a no-load family. And, since it is our intention to provide you with easy, low cost access to all of the Funds in our family, we are taking a more creative approach.

Our existing "Trust" share class, which has been limited to institutional clients, will now become available to all customers directly. It will be renamed the "Common" share class and will appear in newspaper listings as pure no-load. That means that you will pay no sales load and no 12b-1 distribution fee when you purchase shares.

Our "Investor" share class will drop its front-end sales charge, but will retain a 12b-1 distribution fee and will add a new shareholder servicing fee. It will be available only through qualified institutions. For more information on purchasing these shares, contact your financial professional.

We have made some important new additions to our staff over the past several months, further strengthening your Rembrandt management team. Ann Heffron was hired to expand our credit analysis expertise, and Greg Boal was a welcome addition to our fixed income group. Greg is co-portfolio manager of the Rembrandt Balanced Fund which carries a 4-STAR rating from Morningstar in the Domestic Equity Fund category for the one-year period ended 6/30/97. And, along with Phillip Mierzwa, is co-portfolio manager of the Rembrandt Tax-Exempt Fixed Income Fund.

On an organizational note, LaSalle Street Capital Management, Ltd., Advisor to the Rembrandt Funds, is now a direct subsidiary of ABN AMRO North America, Inc., itself a subsidiary of the Dutch financial services giant ABN AMRO Holding N.V. This change precipitates some additional structural changes down the road to enhance the firm and bring even more professional talent to bear on your Funds. With portfolio management teams in Chicago, Amsterdam and Hong Kong, and access to a global network, the Advisor and Sub-Advisor support the Rembrandt Funds with premier investment expertise.

With regard to the economy, the lack of any significant inflationary activity has led to solid growth, steadily increasing stock prices and a strong recovery in bonds. The strength in the economy during the winter months appears to be leveling off. Retail sales were weaker in the second quarter than in the first. Manufacturing is slowing down and employment growth is down from earlier levels. This, along with the inflation news, has staved off any new rate hikes by the Fed (to date) and has helped to support the euphoria in the markets.

The fundamentals in Europe are similar and many European markets have generally followed an upward path like the U.S. However, some countries, such as France and Germany, have had more difficulty in generating growth. In Japan, the economy is in better shape, but it has not fully recovered from the economic malaise that has gripped the country for some time. Far East markets were especially disappointing in the first half, primarily in Malaysia, Singapore and Thailand, due to currency concerns and slow growth. Latin America continues to benefit from its restructuring process, especially in Brazil, which had the region's top performing stock market through mid-year.

Rembrandt performance over the past six months was led by our newest Fund, Latin America Equity, which returned nearly 44% in the first six months of 1997. All of our domestic equity funds turned in excellent numbers year-to-date.

The Value Fund continued to outperform its category, which was recently moved by Lipper from the Growth category to the Growth & Income category (which is more appropriate for Jac Cerney's dividend-driven style.) We're proud to note that the Fund continues to be a 4-STAR performer in Morningstar's Domestic Equity Fund category for the one-year period ended 6/30/97. The Small Cap Fund came roaring back in May as the small cap sector was finally ready to challenge the large cap sector's dominance. International markets contributed to an excellent first half for our International Equity Fund, which is also a 4-STAR performer within the Morningstar International Equity Fund category for the one-year period ended 6/30/97. The Rembrandt Latin America Equity Fund returned an exceptional 47.50% for the one-year period ended 6/30/97. The portfolio manager of that Fund, Jan-Wim Derks, was featured on CNBC's morning financial news program "Squawk Box," as well as in articles on Bloomberg and Bridge Financial News Network, and in the Chicago Tribune's Business Section.

All of our fixed income funds took advantage of the recovery in bonds to post exceptional results. Two of our fixed income Funds were top quartile performers, over the past one-year period ended 6/30/97. The Rembrandt Fixed Income was 36 of 183 for the one-year period ended 6/30/97 in Lipper's Intermediate Investment Grade Debt category. The Intermediate Government Fixed Income Fund was 14 of 95 for the same period in Lipper's Short Intermediate U.S. Government Debt category. Our Tax-Exempt Fixed Income Fund continues to be a 4-STAR performer in Morningstar's Municipal Bond Fund category for the one-year period ended 6/30/97.

The Rembrandt Balanced Fund continues to turn in solid performance for investors looking for professional asset allocation and diversification. The Fund's blend of large cap value stocks, international securities and domestic bonds helped make it a top quartile performer, ranking 43 of 202 funds for the one-year period ended 6/30/97 in Lipper's Flexible Portfolio Fund category.

For some closing thoughts, take note that daily pricing is now up and running on Rembrandt's web site. Every day, after 6pm ET, you can go to the site for the latest share prices on all your Rembrandt Funds. Also, as an added convenience for shareholders, we've reduced the minimum check size on Money Market Fund accounts (with check writing privileges) from $500 to only $100. This makes Rembrandt an effective option if you are looking for an alternative to low yielding FDIC-insured bank accounts.

Coming later in 1997, we will be introducing the Rembrandt Real Estate Fund. Real estate exposure provides excellent diversification for your portfolio, as this sector has a low correlation with the S&P 500 (meaning that the two do not typically move in tandem.) Look for details in the coming weeks.

As always, thank you for your investment in the Rembrandt Funds Family. If you have any questions, just give us a call on our customer service number, 1-800-443-4725, or visit our web site and leave us an e-mail message.

                                       /S/DICK FRODSHAM

                                       Dick Frodsham
                                       President
                                       LaSalle Street Capital Management, Ltd.


MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF 6/30/97. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ARE CALCULATED FROM THE FUND'S ONE-, FIVE-, AND TEN-YEAR AVERAGE ANNUAL RETURN (IF APPLICABLE) IN EXCESS OF THE 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. 22.5% OF THE FUNDS RECEIVE A 4-STAR RATING. THE REMBRANDT VALUE FUND AND REMBRANDT BALANCED FUND ARE TWO OF 2,016 FUNDS IN THE DOMESTIC EQUITY FUND CATEGORY. THE REMBRANDT INTERNATIONAL EQUITY FUND IS ONE OF 535 FUNDS IN THE INTERNATIONAL EQUITY FUND CATEGORY. THE REMBRANDT TAX-EXEMPT FIXED INCOME FUND IS ONE OF 1320 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

TREASURY MONEY MARKET FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

CASH EQUIVALENTS             4%
U.S. TREASURY OBLIGATIONS   96%

% OF TOTAL PORTFOLIO INVESTMENTS (1)


                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
U.S. TREASURY OBLIGATIONS -- 94.8%
   U.S. Treasury Bills
     4.745%, 07/03/97             $ 10,000   $  9,997
     4.700%, 07/10/97               33,000     32,961
     4.950%, 07/10/97                5,000      4,994
     5.050%, 07/24/97                3,000      2,990
     5.310%, 08/07/97                8,000      7,957
     5.340%, 08/14/97                8,000      7,948
     5.020%, 08/21/97               10,000      9,930
     5.400%, 08/21/97                8,000      7,940
     4.900%, 08/28/97                7,000      6,945
     4.980%, 09/11/97               10,000      9,902
     5.280%, 10/16/97                5,000      4,923
   U.S. Treasury Notes
     8.500%, 07/15/97               26,000     26,034
     5.500%, 07/31/97                5,000      5,000
     5.875%, 07/31/97               12,000     12,005
     6.500%, 08/15/97               15,000     15,018
     8.625%, 08/15/97                7,000      7,028
     5.500%, 09/30/97               11,000     10,999
     5.750%, 09/30/97               14,000     14,013
     5.625%, 10/31/97               10,000     10,007
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $206,591)                            206,591
                                             --------


DESCRIPTION                          SHARES  VALUE (000)
================================================================================
CASH EQUIVALENT -- 4.5%
     SEI Daily Income Trust
       Treasury II Portfolio         9,669   $  9,669
                                             --------
TOTAL CASH EQUIVALENT
   (Cost $9,669)                                9,669
                                             --------
TOTAL INVESTMENTS -- 99.3%
   (Cost $216,260)                            216,260
                                             --------
OTHER ASSETS AND LIABILITIES -- 0.7%
    Other Assets and Liabilities, Net           1,633
                                             --------
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 211,638,869 outstanding shares
   of beneficial interest                     211,639
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 6,249,704 outstanding shares
   of beneficial interest                       6,250
Accumulated net realized gain on investments        4
                                             --------
TOTAL NET ASSETS -- 100.0%                   $217,893
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- TRUST CLASS                $1.00
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- INVESTOR CLASS             $1.00
                                             ========


-------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

GOVERNMENT MONEY MARKET FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

REPURCHASE AGREEMENTS                       35%
U.S. GOVERNMENT AGENCY OBLIGATIONS          65%

% OF TOTAL PORTFOLIO INVESTMENTS (1)


                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 65.1%
   Federal Farm Credit Bank
     5.500%, 09/02/97             $ 10,000   $  9,998
   Federal Farm Credit Bank
     Discount Notes
     5.400%, 08/14/97                5,000      4,967
     5.490%, 09/02/97                6,380      6,319
     5.380%, 12/29/97                5,000      4,865
   Federal Home Loan Bank
     Discount Notes
     5.580%, 07/24/97                9,000      8,968
     5.340%, 01/16/98                3,000      2,912
     5.660%, 02/20/98                4,000      3,861
   Federal Home Loan Bank
     5.890%, 09/25/97                2,400      2,401
     5.575%, 02/20/98                5,000      4,999
   Federal Home Loan Mortgage
     Corporation Discount Notes
     5.440%, 07/03/97               10,000      9,997
     5.460%, 07/14/97                8,000      7,984
     5.570%, 07/22/97               12,207     12,168
     5.460%, 08/08/97               10,000      9,943

                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   Federal National Mortgage
     Association Discount Notes
     5.560%, 07/17/97             $ 10,000   $  9,976
     5.450%, 07/24/97                7,000      6,976
     5.460%, 08/06/97                4,450      4,426
     5.410%, 08/07/97                5,000      4,973
     5.450%, 08/15/97               10,000      9,932
   Federal National Mortgage
     Association MTN
     5.640%, 09/03/97                2,745      2,745
     5.400%, 12/05/97                5,000      4,998
     5.790%, 03/25/98                3,000      3,000
     5.840%, 06/10/98                5,000      4,998
   Student Loan Marketing
     Association (A)
     5.420%, 07/01/97                5,000      5,000
                                             --------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $146,406)                            146,406
                                             --------
REPURCHASE AGREEMENTS -- 35.2%
   J.P. Morgan
     6.03%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $38,340,873 (collateralized
     by various FHLMC obligations,
     total par value $27,160,436,
     7.50%-8.00%, 06/01/27,
     and various FNMA obligations,
     total par value $11,420,025,
     6.971%-7.50%, 03/01/07-06/01/12,
     total market
     value: $38,948,086)            38,184     38,184

   Nomura Securities
     6.03%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $41,284,594 (collateralized
     by various FHLMC obligations,
     total par value $12,519,086,
     5.50%-9.50%, 01/01/98-01/01/31,
     and various FNMA obligations,
     total par value $110,957,908,
     5.50%-11.00%, 12/01/98-12/01/35,
     total market
     value: $41,954,280)            41,131     41,132
                                             --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $79,316)                              79,316
                                             --------

4
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                                                      JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

DESCRIPTION                                  VALUE (000)
================================================================================
TOTAL INVESTMENTS -- 100.3%
   (Cost $225,722)                           $225,722
                                             --------
OTHER ASSETS AND LIABILITIES -- (0.3%)
   Other Assets and Liabilities, Net             (760)
                                             --------
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 220,421,857 outstanding shares
   of beneficial interest                     220,422
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 4,512,581 outstanding shares
   of beneficial interest                       4,512
Accumulated net realized gain on investments       28
                                             --------
TOTAL NET ASSETS -- 100.0%                   $224,962
                                             ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS               $1.00
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS            $1.00
                                             ========

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE MATURITY DATE SHOWN IS THE
    NEXT RESET DATE.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

MONEY MARKET FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

CERTIFICATES OF DEPOSIT            33%
BANK NOTES                         14%
REPURCHASE AGREEMENTS              20%
COMMERCIAL PAPER                   22%
U.S. GOVERNMENT AGENCY OBLIGATIONS  8%
CORPORATE BONDS                     3%

                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
BANK NOTES -- 14.1%
   Bank of America (NT & SA)
     5.510%, 08/11/97             $ 10,000   $ 10,000
   Bank of America (Illinois)
     5.850%, 09/30/97                6,000      6,002
   Fifth Third Bank of Ohio
     5.550%, 07/09/97               15,000     15,000
   First National Bank (Chicago)
     5.610%, 07/07/97               15,000     15,000
   First Union National Bank
     (North Carolina)
     5.740%, 08/27/97               15,000     15,000
   Wachovia Bank (North Carolina)
     5.550%, 07/08/97               15,000     15,000
     5.750%, 09/17/97               10,000     10,000
                                             --------
TOTAL BANK NOTES
   (Cost $86,002)                              86,002
                                             --------
CERTIFICATES OF DEPOSIT -- 32.3%
   Bank of Nova Scotia (New York)
     5.550%, 07/02/97               10,000     10,000
     5.560%, 07/02/97               15,000     15,000
   Bayerische Vereinsbank (New York)
     5.540%, 07/09/97               15,000     15,000

                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   Canadian Imperial Bank of
     Commerce (New York)
     5.570%, 07/03/97             $ 15,000  $  15,000
     5.450%, 08/29/97               10,000     10,000
   Credit Suisse (New York)
     5.510%, 08/27/97               15,000     15,000
   Deutsche Bank (New York)
     5.550%, 08/04/97               15,000     15,000
     5.570%, 12/10/97               10,000      9,998
   Harris Trust & Savings Bank
     5.550%, 07/17/97               10,000     10,000
   Huntington National Bank (Ohio)
     5.750%, 08/22/97               15,000     15,000
   Morgan Guaranty Trust (New York)
     5.780%, 08/05/97               10,000     10,001
     5.910%, 09/18/97                7,000      6,999
   National Westminster (New York)
     5.520%, 07/01/97               15,000     15,000
   Rabobank Nederland (New York)
     5.500%, 12/05/97                5,000      4,997
   Regions Bank (Alabama)
     5.500%, 07/07/97               15,000     15,000
     5.570%, 09/05/97                5,000      5,000
   Societe Generale Bank (New York)
     5.850%, 10/01/97               10,000      9,996
                                             --------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $196,991)                            196,991
                                             --------
COMMERCIAL PAPER -- 22.1%
   FINANCIAL -- 22.1%
   American Express Credit
     5.580%, 07/10/97               15,000     14,979
     5.580%, 08/12/97               10,000      9,935
   Associates Corporation of
     North America
     5.600%, 07/16/97               10,000      9,977
   General Electric Capital
     5.560%, 08/06/97               10,000      9,944
     5.760%, 08/25/97               10,000      9,914
   Golden Managers Acceptance
     5.580%, 07/17/97               10,000      9,975
     5.590%, 07/18/97               15,000     14,961
   NationsBank
     5.670%, 07/09/97               10,000      9,988
     5.720%, 08/07/97               10,000      9,942

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                    FACE
DESCRIPTION                     AMOUNT (000) VALUE (000)
================================================================================
FINANCIAL -- (continued)
   Norwest
     5.520%, 07/01/97             $ 10,000  $  10,000
     5.590%, 07/14/97               10,000      9,980
   Prudential Funding
     5.570%, 07/15/97               15,000     14,968
                                             --------
TOTAL COMMERCIAL PAPER
   (Cost $134,563)                            134,563
                                             --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.5%
   Federal Home Loan Bank
     5.890%, 09/25/97                5,000      5,003
   Federal National Mortgage
     Association
     5.250%, 03/25/98                5,500      5,480
   Federal National Mortgage
     Association MTN
     5.400%, 12/05/97               10,000      9,995
     5.500%, 02/18/98               15,500     15,471
   Student Loan Marketing
     Association (A)
     5.420%, 07/01/97               10,000     10,000
                                             --------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $45,949)                              45,949
                                             --------
CORPORATE BONDS -- 3.4%
   Associates of North America
     7.750%, 11/01/97                5,355      5,391
     7.300%, 03/15/98               10,000     10,109
   Pepsico
     6.125%, 01/15/98                5,050      5,060
                                             --------
TOTAL CORPORATE BONDS
   (Cost $20,560)                              20,560
                                             --------
REPURCHASE AGREEMENTS -- 20.2%
   Lehman Brothers
     6.00%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $118,875,586 (collateralized
     by FHLMC obligation, par value
     $14,473,210, 8.00%, 06/01/27,
     and various FNMA obligations,
     total par value $108,757,935,
     0.00%-7.50%, 06/01/07-07/01/12,
     total market
     value: $120,511,280)          118,148    118,148

                                    FACE
DESCRIPTION                     AMOUNT (000)  VALUE (000)
================================================================================
   Nomura Securities
     6.00%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $4,961,614 (collateralized
     by various FHLMC obligations,
     total par value $2,201,237,
     5.50%-7.50%, 05/01/99-07/01/12,
     and various FNMA obligations,
     total par value $8,204,720,
     6.00%-8.50%, 05/01/04-05/01/24,
     total market
     value: $5,034,289)             $4,936   $  4,936
                                             --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $123,084)                            123,084
                                             --------
TOTAL INVESTMENTS -- 99.6%
   (Cost $607,149)                            607,149
                                             --------
OTHER ASSETS AND LIABILITIES -- 0.4%
    Other Assets and Liabilities, Net           2,664
                                             --------
NET ASSETS:
Portfolio Shares of the Trust Class (unlimited
   authorization -- no par value) based on
   607,670,873 outstanding shares of
   beneficial interest                        607,671
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 2,137,814 outstanding shares of
   beneficial interest                          2,138
Accumulated net realized gain on investments        4
                                             --------
TOTAL NET ASSETS -- 100.0%                   $609,813
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS               $1.00
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS            $1.00
                                             ========

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE MATURITY DATE SHOWN IS THE NEXT RESET DATE.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

TAX-EXEMPT MONEY MARKET FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

U.S. TREASURY OBLIGATIONS      9%
MUNICIPAL BONDS               82%
CASH EQUIVALENTS               9%

% OF TOTAL PORTFOLIO INVESTMENTS (1)


                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================

MUNICIPAL BONDS -- 82.2%
   ALABAMA -- 4.7%
     Columbia, Pollution Control RB,
       Alabama Power Project,
       Series C (A) (B)
       5.450%, 07/01/97           $ 12,600   $ 12,600
                                             --------
   ALASKA -- 3.7%
     Valdez, Industrial Development
       Authority RB, Exxon Pipeline
       Company Project (A) (B)
       4.000%, 07/01/97             10,000     10,000
                                             --------
   ARIZONA -- 3.5%
     Arizona State Agricultural
       Improvement TECP,
       Salt River Project
       3.750%, 08/13/97              5,400      5,400
     Coconino County, Pollution
       Control RB, Nevada Power,
       Series E (A) (B) (C)
       4.200%, 07/01/97              4,000      4,000
                                             --------
                                                9,400
                                             --------

                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   FLORIDA -- 10.6%
     Florida State Municipal Power
       Agency TECP, Initial Pooled
       Loan Project, Series A
       3.600%, 07/09/97            $ 6,445    $ 6,445
     Jacksonville, Electric
       Authority
       TECP, Series C-1
       3.550%, 07/07/97              5,100      5,100
       3.800%, 08/11/97              5,000      5,000
     Sunshine State Governmental
       Financing Commission TECP,
       Series 1986 (C)
       3.800%, 08/07/97              2,499      2,499
     Sunshine State Governmental
       Financing Commission TECP (C)
       3.550%, 07/14/97              9,498      9,501
                                             --------
                                               28,545
                                             --------
   GEORGIA -- 5.9%
     Burke County, Pollution Control
       RB, Georgia Power Company
       Plant Vogtle Project (A) (B)
       5.450%, 07/01/97              6,700      6,700
     Monroe County, Pollution
       Control RB, Georgia Power
       Company Plant Scherer
       Project (A) (B)
       5.450%, 07/01/97              2,300      2,300
     Monroe County, Pollution
       Control RB, Gulf Power
       Plant Project,
       Series 2 (A) (B)
       5.450%, 07/01/97              6,750      6,750
                                             --------
                                               15,750
                                             --------
   ILLINOIS -- 0.1%
     Illinois State Development Finance
       Authority RB, Saint Xavier
       University Project (A) (B)
       4.150%, 07/01/97                180        180
                                             --------
   INDIANA -- 7.4%
     Mt. Vernon, Pollution Control
       & Solid Waste Disposal TECP,
       General Electric Project,
       Series 1989-A
       3.650%, 08/13/97             10,000     10,000

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                      FACE
DESCRIPTION                       AMOUNT (000) VALUE (000)
================================================================================
   INDIANA -- (continued)
     Sullivan, National Rural
       Utilities TECP, Hoosier
       Energy Rural Electric
       Project, Series L-4
       3.600%, 08/06/97            $ 5,100   $  5,100
     Sullivan, National Rural
       Utilities TECP, Hoosier
       Energy Rural Electric
       Project, Series L-5
       3.700%, 08/20/97              2,600      2,600
       3.700%, 10/06/97              2,200      2,200
                                             --------
                                               19,900
                                             --------
   KANSAS -- 1.7%
     Burlington, Pollution Control
       TECP, City Power and Light,
       Series A
       3.800%, 07/15/97              4,500      4,500
                                             --------
   KENTUCKY -- 1.9%
     Jefferson County, Louisville
       Gas & Electric Project,
       TECP, Series A
       3.900%, 07/16/97              5,000      5,000
                                             --------
   LOUISIANA -- 4.5%
     Jefferson Parish, Hospital
       Service RB, District No.2
       FGIC (A) (B)
       4.150%, 07/01/97             12,000     12,000
                                             --------
   MARYLAND -- 1.5%
     Maryland State Health & Higher
       Education RB, Pooled Loan
       Program, Series B (A) (B)
       4.150%, 07/01/97              4,100      4,100
                                             --------
   MINNESOTA -- 4.4%
     Becker, Pollution Control TECP,
       Northern States Power Project,
       Series 1993-B
       3.700%, 07/10/97              3,000      3,000
       3.600%, 08/05/97              7,700      7,700
       3.700%, 08/05/97              1,200      1,200
                                             --------
                                               11,900
                                             --------

                                      FACE
DESCRIPTION                       AMOUNT (000) VALUE (000)
================================================================================
   MISSISSIPPI -- 4.5%
     Jackson County, Chevron
       USA Project RB,
       Series 93 (A) (B)
       4.000%, 07/01/97           $ 12,000   $ 12,000
     Hinds County, Urban Renewal
       RB, North State Street
       Project (A) (B)
       4.350%, 07/01/97                 10         10
                                             --------
                                               12,010
                                             --------
   MISSOURI -- 3.2%
     Missouri State Health & Educational
       Facilities Authority RB,
       Washington University Project,
       Series A (A) (B) (C)
       4.100%, 07/01/97              8,500      8,500
                                             --------
   NEVADA -- 1.1%
     Clark County, Industrial
       Development RB,
       Series C (A) (B)
       4.200%, 07/01/97              3,000      3,000
                                             --------
   NEW YORK -- 4.8%
     New York City GO,
       Series B FGIC (A)
       5.500%, 07/01/97              5,000      5,000
     New York City GO,
       Series B-4 (A) (B)
       5.500%, 07/01/97              1,700      1,700
     New York State Municipal Water
       Finance Authority TECP
       3.600%, 07/31/97              5,100      5,100
     New York State Public
       Improvements Project GO,
       Series 93 A-4 (A) (C)
       4.000%, 07/01/97              1,100      1,100
                                             --------
                                               12,900
                                             --------

STATEMENT OF NET ASSETS

                                     FACE
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   OHIO -- 3.4%
     Toledo-Lucas, Port Authority
       TECP, CSX Transportation
       Project
       3.700%, 08/08/97            $ 5,900   $  5,900
       3.800%, 08/11/97              3,400      3,400
                                             --------
                                                9,300
                                             --------
   SOUTH CAROLINA -- 1.2%
     York County, Pollution Control
       TECP, Saluda River Project,
       Series E-2
       3.500%, 08/15/97              3,320      3,320
                                             --------
   TEXAS -- 7.9%
     Harris County, Health Facilities
       Special Facilities RB MBIA (A)
       5.500%, 07/01/97              7,400      7,400
     Higher Education Authority RB,
       Series B FGIC (A) (B)
       4.150%, 07/02/97              1,995      1,995
     Texas State TAN
       4.750%, 08/29/97             10,000     10,016
     Texas State TRAN
       4.750%, 08/29/97              2,000      2,003
                                             --------
                                               21,414
                                             --------
   VIRGINIA -- 2.2%
     Peninsula Port Authority TECP,
       Dominion Terminal
       Association Project
       3.700%, 07/08/97              6,000      6,000
                                             --------
   WISCONSIN -- 3.0%
     Wisconsic State TECP
       3.800%, 09/17/97              8,054      8,054
                                             --------

                                    FACE
DESCRIPTION                     AMOUNT (000) VALUE (000)
================================================================================
   WYOMING -- 1.0%
     Sweetwater County,
       Pollution Control TECP,
       Pacifico Project
       3.850%, 07/23/97            $ 2,800   $  2,800
                                             --------
TOTAL MUNICIPAL BONDS
   (Cost $221,173)                            221,173
                                             --------
U.S. TREASURY BILL -- 8.5%
     U.S. Treasury Bill
       4.710%, 07/10/97             23,000     22,973
                                             --------
TOTAL U.S. TREASURY BILL
   (Cost $22,973)                              22,973
                                             --------
CASH EQUIVALENTS -- 9.1%
     Dreyfus Tax Exempt Cash
       Management Fund              11,000     11,000
     SEI Tax Exempt Trust
       Institutional
       Tax Free Portfolio           13,548     13,548
                                             --------
TOTAL CASH EQUIVALENTS
   (Cost $24,548)                              24,548
                                             --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $268,694)                            268,694
                                             --------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net              599
                                             --------

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS


DESCRIPTION                                  VALUE (000)
================================================================================
NET ASSETS:
Portfolio Shares of the Trust Class (unlimited
   authorization -- no par value) based on
   265,750,992 outstanding shares of
   beneficial interest                       $265,751
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 3,550,051 outstanding shares
   of beneficial interest                       3,550
Accumulated net realized loss on investments       (8)
                                             --------
TOTAL NET ASSETS -- 100.0%                   $269,293
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS               $1.00
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS            $1.00
                                             ========

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE
    STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE MATURITY DATE SHOWN IS THE NEXT RESET DATE.

(B) PUT AND DEMAND FEATURES EXIST REQUIRING
    THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE NEXT RESET DATE.

(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR
    OTHER CREDIT SUPPORT.

GO -- GENERAL OBLIGATION

RB -- REVENUE BOND

TAN -- TAX ANTICIPATION NOTE

TECP -- TAX EXEMPT COMMERCIAL PAPER

TRAN -- TAX & REVENUE ANTICIPATION NOTE

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

FIXED INCOME FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

ASSET-BACKED SECURITIES                      10%
FOREIGN CORPORATE OBLIGATIONS                10%
CORPORATE OBLIGATIONS                        18%
REPURCHASE AGREEMENT                          1%
U.S. GOVERNMENT AGENCY OBLIGATIONS            4%
U.S. TREASURY OBLIGATIONS                    31%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS  26%

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
U.S. TREASURY OBLIGATIONS -- 30.4%
   U.S. Treasury Bonds
     7.250%, 05/15/16              $ 1,850   $  1,928
     6.000%, 02/15/26                9,525      8,519
   U.S. Treasury Notes
     6.250%, 06/30/98                6,300      6,330
     6.375%, 09/30/01                5,500      5,499
     7.500%, 11/15/01                7,975      8,308
     7.250%, 05/15/04                6,620      6,902
     7.000%, 07/15/06                2,735      2,812
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $39,791)                              40,298
                                             --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 25.7%
   Federal Farm Credit Bank
     6.380%, 02/25/02                2,720      2,712
   Federal Home Loan Mortgage
     Corporation Gold
     6.500%, 03/01/24                3,480      3,351
     6.000%, 04/01/26                3,883      3,621
   Federal Home Loan Mortgage
     Corporation REMIC
     3.500%, 11/15/21                3,175      2,576
   Federal National Mortgage
     Association
     6.000%, 04/01/11                3,659      3,536
     6.500%, 10/01/23                1,827      1,763
     7.013%, 11/01/26                1,562      1,582

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   Federal National Mortgage
     Association (A)
     6.221%, 04/01/27              $ 2,682   $  2,648
   Federal National Mortgage
     Association REMIC
     6.250%, 10/25/07                2,000      1,972
     7.000%, 08/25/22                3,654      3,651
     6.500%, 11/25/22                3,500      3,394
   Government National Mortgage
     Association
     7.250%, 07/15/30                3,175      3,156
                                             --------
TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED OBLIGATIONS
   (Cost $33,644)                              33,962
                                             --------
ASSET-BACKED SECURITIES -- 9.8%
   CIT Recreational Vehicle
     Owner Trust,
     Series 1996-A, Cl A
     5.400%, 12/15/11                1,743      1,718
   Contimortgage Home Equity Loan
     Trust, Series 1996-2, Cl A6
     7.250%, 06/15/11                1,860      1,861
   IMC Home Equity Loan Trust,
     Series 1997-2, Cl A7
     7.230%, 05/20/27                2,750      2,789
   Metris Master Trust,
     Series 1997-1, Cl A
     6.870%, 11/20/05                2,400      2,428
   Residential Funding Mortgage
     Securities I, Series 1994-S1,
     Cl A-7
     6.574%, 01/25/24                2,515      2,477
   The Money Store Home
     Equity Trust,
     Series 1993-C, Cl A-3
     5.750%, 10/15/22                1,758      1,732
                                             --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $12,970)                              13,005
                                             --------
CORPORATE OBLIGATIONS -- 18.4%
  FINANCIAL -- 12.6%
   Aetna Services
     7.125%, 08/15/06                2,385      2,373
   BHP Finance USA
     6.420%, 03/01/26                2,560      2,515
   First Union (B)
     6.824%, 08/01/26                1,200      1,202
   Ford Motor
     7.250%, 10/01/08                1,900      1,914
   Hartford Life
     7.100%, 06/15/07                1,500      1,493

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
  FINANCIAL -- (continued)
   Key Bank N.A.
     7.125%, 08/15/06              $ 1,880   $  1,873
   Lehman Brothers Holdings
     7.125%, 07/15/02                1,900      1,902
   Mellon Bank N.A.
     7.625%, 09/15/07                1,500      1,545
   Paine Webber
     7.750%, 09/01/02                1,865      1,916
                                             --------
                                               16,733
                                             --------
  INDUSTRIAL -- 5.8%
   Coca-Cola Enterprises
     6.700%, 10/15/36                1,565      1,565
   J.C. Penney
     6.900%, 08/15/26                1,500      1,509
   News America Holdings
     8.250%, 08/10/18                2,300      2,312
   Time Warner
     7.750%, 06/15/05                2,200      2,244
                                             --------
                                                7,630
                                             --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $24,321)                              24,363
                                             --------
FOREIGN CORPORATE OBLIGATIONS -- 9.8%
   Endesa-Chile, Empresa
     Nacional Electric
     8.125%, 02/01/97                2,545      2,580
   Poland
     7.750%, 07/01/17                2,800      2,772
   Poland Non-United States
     Registered (B)
     3.000%, 10/27/24                4,460      2,570
   Quebec Province
     7.000%, 01/30/07                2,625      2,602
   Republic of Indonesia
     7.750%, 08/01/06                2,500      2,503
                                             --------
TOTAL FOREIGN CORPORATE OBLIGATIONS
   (Cost $12,881)                              13,027
                                             --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.4%
   Federal Farm Credit Bank MTN
     6.710%, 04/25/01                4,800      4,836
   Federal Home Loan Bank
     7.260%, 09/06/01                1,025      1,051
                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $5,837)                                5,887
                                             --------

                                      FACE       MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
================================================================================
REPURCHASE AGREEMENT -- 1.1%
  Nomura Securities
     6.08%, dated 06/30/97, matures
     07/01/97, repurchase price
     $1,462,030 (collateralized by
     various FNMA obligations,
     total par value $3,478,532,
     7.00%-8.50%, 02/01/22-05/01/24,
     total market
     value: $1,480,074)             $1,451   $  1,451
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,451)                                1,451
                                             --------
TOTAL INVESTMENTS -- 99.6%
   (Cost $130,895)                            131,993
                                             --------
OTHER ASSETS AND LIABILITIES -- 0.4%
    Other Assets and Liabilities, Net             474
                                             --------
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 13,123,615 outstanding shares
   of beneficial interest                     133,595
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 43,089 outstanding shares
   of beneficial interest                         447
Undistributed net investment income                 3
Accumulated net realized loss on investments   (2,676)
Net unrealized appreciation on investments      1,098
                                             --------
TOTAL NET ASSETS -- 100.0%                   $132,467
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $10.06
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $10.09
                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($10.09 / 95.5%)             $10.57
                                             ========

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE MATURITY DATE SHOWN IS THE
    NEXT RESET DATE.

(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE INITIAL COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE TO A PREDETERMINED HIGHER RATE.

CL -- CLASS

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

INTERMEDIATE GOVERNMENT
FIXED INCOME FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS     26%
REPURCHASE AGREEMENTS                            5%
U.S. GOVERNMENT AGENCY OBLIGATIONS               9%
U.S. TREASURY OBLIGATIONS                       60%

% OF TOTAL PORTFOLIO INVESTMENTS(1)



                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
   Federal Farm Credit Bank MTN
     6.710%, 04/25/01              $ 2,650   $  2,670
   Federal National Mortgage
     Association MTN
     6.560%, 04/10/00                2,000      2,007
                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $4,660)                                4,677
                                             --------
U.S. TREASURY OBLIGATIONS -- 59.3%
   U.S. Treasury Notes
     6.375%, 05/15/99               11,000     11,053
     6.250%, 04/30/01                4,000      3,988
     7.500%, 11/15/01                5,000      5,209
     5.750%, 08/15/03                4,500      4,344
     6.500%, 05/15/05                5,500      5,486
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $29,855)                              30,080
                                             --------

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 25.8%
   Federal Farm Credit Bank
     6.380%, 02/25/02              $ 1,135   $  1,132
   Federal Home Loan Mortgage
     Corporation Gold
     6.000%, 04/01/26                3,087      2,879
   Federal Home Loan Mortgage
     Corporation REMIC
     3.500%, 11/15/21                1,470      1,193
   Federal National Mortgage
     Association (A)
     6.221%, 04/01/27                1,121      1,107
   Federal National Mortgage
     Association REMIC
     7.000%, 08/25/22                3,125      3,122
     6.500%, 11/25/22                2,500      2,424
   Government National Mortgage
     Association
     7.250%, 07/15/30                1,272      1,264
                                             --------
TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED OBLIGATIONS
   (Cost $12,919)                              13,121
                                             --------
REPURCHASE AGREEMENT -- 5.3%
  J.P. Morgan
     6.00%, dated 06/30/97,
     matures 07/01/97, repurchase price
     $2,716,186 (collateralized by
     FHLMC obligation, par value
     $2,682,996, 8.00%, 06/01/27,
     total market value: $2,762,331)   2,708    2,708
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,708)                                2,708
                                             --------
TOTAL INVESTMENTS -- 99.6%
   (Cost $50,142)                              50,586
                                             --------
OTHER ASSETS AND LIABILITIES -- 0.4%
   Other Assets and Liabilities, Net              195
                                             --------

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS


DESCRIPTION                                  VALUE (000)
================================================================================
NET ASSETS:
Portfolio Shares of the Trust Class (unlimited
   authorization -- no par value) based on
   5,139,569 outstanding shares
   of beneficial interest                     $53,805
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 14,213 outstanding shares of
   beneficial interest                              8
Distributions in excess of net
   investment income                               (1)
Accumulated net realized loss on investments   (3,475)
Net unrealized appreciation on investments        444
                                              -------
TOTAL NET ASSETS -- 100.0%                    $50,781
                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS               $9.85
                                              =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS            $9.85
                                              =======
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($9.85 / 95.5%)              $10.31
                                              =======


--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

(A VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE MATURITY DATE SHOWN IS THE NEXT RESET DATE.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

TAX-EXEMPT FIXED INCOME FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

CASH EQUIVALENTS                   2%
MUNICIPAL BONDS                   98%

% OF TOTAL PORTFOLIO INVESTMENTS(1)

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
MUNICIPAL BONDS -- 96.3%
   ARKANSAS -- 6.1%
     Jefferson County, Pollution
       Control RB, Arkansas Power
       & Light Company
       Project AMBAC
       6.300%, 06/01/18            $ 1,000   $  1,076
     State Development Financial
       Authority, Wastewater
       System RB
       5.850%, 12/01/19              1,250      1,273
                                             --------
                                                2,349
                                             --------
   COLORADO -- 5.2%
     Denver, City & County Airport RB,
       Series A MBIA
       5.700%, 11/15/25              2,000      2,004
                                             --------
   FLORIDA -- 4.9%
     Florida State Turnpike Authority
       RB FGIC
       5.000%, 07/01/19              2,000      1,857
                                             --------

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   ILLINOIS -- 11.8%
     Chicago, Metropolitan Water
       Reclamation District GO
       5.500%, 12/01/12            $ 1,000   $  1,015
     Chicago, Park District GO MBIA
       5.600%, 01/01/21              1,500      1,483
     Cook County, Capital Improvement
       GO FGIC
       5.750%, 11/15/12              1,000      1,024
     Du Page County, School
       Improvements GO, District #33
       West Chicago FGIC
       5.500%, 02/01/12              1,000      1,004
                                             --------
                                                4,526
                                             --------
   INDIANA -- 6.6%
     Indiana State Eagle-Union
       Community School Building
       First Mortgage RB
       5.900%, 01/15/18              1,500      1,513
     Indiana State Hammond
       Multi-School
       Building RB MBIA
       5.800%, 01/15/15              1,000      1,010
                                             --------
                                                2,523
                                             --------
   MISSISSIPPI -- 7.1%
     Mississippi State Hospital
       Equipment & Facilities
       Authority RB, Baptist
       Medical Center Project MBIA
       6.500%, 05/01/10              2,500      2,722
                                             --------
   MISSOURI -- 8.6%
     Missouri State Health &
       Educational Facilities
       Authority RB, BJC Health
       Systems Project, Series A
       6.750%, 05/15/10              2,000      2,260
     Missouri State RB, Missouri
       State University
       5.500%, 11/01/12              1,000      1,014
                                             --------
                                                3,274
                                             --------
   NEVADA -- 8.1%
     Clark County, Refunding & Transit
       Improvement RB MBIA
       6.200%, 06/01/19              2,000      2,087

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                   FACE        MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
===============================================================================
   NEVADA -- (continued)
     Nevada State Municipal
       Bond Bank
       GO, Series A
       5.500%, 11/01/17            $ 1,000    $ 1,001
                                              -------
                                                3,088
                                              -------
   NEW YORK -- 5.4%
     New York State Highway & Bridge
       Improvement Fund RB MBIA
       5.600%, 04/01/10              2,000      2,053
                                              -------
   OKLAHOMA -- 2.7%
     Tulsa, Industrial Authority RB,
       St. Johns Medical
       Center Project
       6.250%, 02/15/17              1,000      1,040
                                              -------
   TENNESSEE -- 2.7%
     Shelby County, School District
       GO, Series A
       5.850%, 06/01/17              1,000      1,023
                                              -------
   TEXAS -- 16.2%
     Arlington, Unlimited GO
       5.750%, 08/15/14              1,000      1,014
     East Texas Criminal Justice
       Facilities RB, City of
       Henderson Project AMBAC
       5.750%, 11/01/09              1,000      1,031
     San Antonio, Electric & Gas
       RB MBIA
       5.375%, 02/01/18              1,000        978
     Victoria County, Hospital
       RB AMBAC
       6.250%, 01/01/16              1,000      1,054
     Wylie, Independent School
       District GO
       7.000%, 08/15/24              1,800      2,108
                                              -------
                                                6,185
                                              -------
   VIRGINIA -- 8.3%
     State Housing Development Authority
       RB, Series H
       6.450%, 01/01/12              3,000      3,169
                                              -------
   WASHINGTON -- 2.6%
     Washington State Public Power
       Supply System RB, Nuclear
       Project #1, Series C AMBAC
       5.500%, 07/01/10              1,000      1,006
                                              -------
TOTAL MUNICIPAL BONDS
   (Cost $35,492)                              36,819
                                              -------

                                                 MARKET
DESCRIPTION                       SHARES (000) VALUE (000)
================================================================================
CASH EQUIVALENT -- 2.4%
     SEI Tax Exempt Trust
       Institutional
       Tax Free Portfolio              916    $   916
                                              -------
TOTAL CASH EQUIVALENT
   (Cost $916)                                    916
                                              -------
TOTAL INVESTMENTS -- 98.7%
   (Cost $36,408)                              37,735
                                              -------
OTHER ASSETS AND LIABILITIES -- 1.3%
   Other Assets and Liabilities, Net              487
                                              -------
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 3,751,858 outstanding shares
   of beneficial interest                      38,822
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 54,988 outstanding shares of
   beneficial interest                            557
Accumulated net realized loss on investments   (2,484)
Net unrealized appreciation on investments      1,327
                                              -------
TOTAL NET ASSETS -- 100.0%                    $38,222
                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $10.04
                                              =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $10.02
                                              =======
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($10.02 / 95.5%)             $10.49
                                              =======

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF
    THE TOTAL NET ASSETS.       .

GO -- GENERAL OBLIGATION

RB -- REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED]

INTERNATIONAL FIXED INCOME FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

OTHER                    12%
DENMARK                   5%
FRANCE                    5%
SWEDEN                    5%
EUROPEAN CURRENCY UNIT    5%
CANADA                    6%
ITALY                    10%
JAPAN                    21%
GERMANY                  16%
UNITED KINGDOM           15%

% OF TOTAL PORTFOLIO INVESTMENTS(1)


                                   FACE         MARKET
DESCRIPTION                  AMOUNT (000)(2)  VALUE (000)
================================================================================
FOREIGN BONDS -- 86.7%
   AUSTRALIA -- 1.8%
     Australian Government
       10.000%, 10/15/07               350   $    319
                                             --------
   CANADA -- 4.8%
     Government of Canada
       8.750%, 12/01/05              1,000        842
                                             --------
   DENMARK -- 4.2%
     Kingdom of Denmark
       7.000%, 12/15/04              4,500        725
                                             --------
   EUROPEAN CURRENCY UNIT -- 4.7%
     French Government Bond
       6.000%, 04/25/04                700        812
                                             --------
   FRANCE -- 4.4%
     Government of France
       6.750%, 10/25/03              4,100        763
                                             --------
   GERMANY -- 13.9%
     Federal Republic of Germany
       8.375%, 05/21/01              2,000      1,310
       6.250%, 01/04/24              2,000      1,116
                                             --------
                                                2,426
                                             --------

                                    FACE         MARKET
DESCRIPTION                   AMOUNT (000) (2) VALUE (000)
================================================================================
   ITALY -- 8.5%
     Republic of Italy
       8.500%, 08/01/04          2,300,000   $  1,478
                                             --------
   JAPAN -- 18.5%
     Asian Development Bank
       3.125%, 06/29/05             85,000        780
     Austrian Republic Bond
       4.500%, 09/28/05             70,000        704
     Export-Import Bank of Japan
       2.875%, 07/28/05             40,000        362
     Japanese Government Bond
       4.800%, 12/20/02             70,000        702
     World Bank
       4.500%, 06/20/00             70,000        668
                                             --------
                                                3,216
                                             --------
   NETHERLANDS -- 4.1%
     Kingdom of Netherlands
       8.250%, 06/15/02              1,200        707
                                             --------
   SPAIN -- 4.1%
     Kingdom of Spain
       8.300%, 12/15/98            100,000        708
                                             --------
   SWEDEN -- 4.6%
     Government of Sweden
       6.000%, 02/09/05              6,400        808
                                             --------
   UNITED KINGDOM -- 13.1%
     United Kingdom Treasury
       10.000%, 09/08/03             1,200      2,282
                                             --------
TOTAL FOREIGN BONDS
   (Cost $15,363)                              15,086
                                             --------
TOTAL INVESTMENTS -- 86.7% OF NET ASSETS
   (Cost $15,363)                            $ 15,086
                                             ========

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A SCHEDULE OF INVESTMENTS. THE SCHEDULE OF INVESTMENTS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

(2) IN LOCAL CURRENCY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

BALANCED FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

U.S. GOVERNMENT AGENCY OBLIGATIONS                    2%
FOREIGN COMMON STOCKS                                16%
REPURCHASE AGREEMENT                                  5%
U.S. TREASURY OBLIGATIONS                             9%
ASSET-BACKED SECURITIES                               2%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS           6%
FOREIGN CORPORATE OBLIGATIONS                         3%
CORPORATE OBLIGATIONS                                 5%
DOMESTIC COMMON STOCKS                               52%

% OF TOTAL PORTFOLIO INVESTMENTS(1)

                                                MARKET
DESCRIPTION                          SHARES   VALUE (000)
================================================================================
DOMESTIC COMMON STOCK -- 51.9%
   BASIC MATERIALS -- 4.5%
     Dow Chemical                    3,100   $    270
     E.I. duPont de Nemours          7,500        472
     Engelhard                       5,500        115
     Freeport-McMoRan Copper &
       Gold, Cl B                    4,500        140
     International Flavors &
       Fragrances                    4,300        217
     International Paper             3,400        165
     Phelps Dodge                    2,200        187
     Potlatch                        2,000         90
     PPG Industries                  2,600        151
     Royal Dutch Petro               8,800        478
     RPM                             4,800         88
     Timken                          3,100        110
     USX-U.S. Steel Group            3,100        109
     Weyerhaeuser                    3,400        177
     Witco Chemical                  4,100        156
     Worthington Industries          8,700        159
                                             --------
                                                3,084
                                             --------
   CAPITAL GOODS -- 5.3%
     AMP                             3,700        154

                                               MARKET
DESCRIPTION                          SHARES  VALUE (000)
================================================================================
     Avery Dennison                  2,800   $    112
     Boeing                          6,500        345
     Browning-Ferris Industries      3,500        116
     Caterpillar                     2,100        225
     Crown Cork & Seal               2,100        112
     Emerson Electric                3,900        215
     General Electric               19,300      1,262
     Johnson Controls                2,400         99
     Keystone International          7,500        260
     Minnesota Mining &
       Manufacturing                 3,400        347
     Modern Controls                 7,600        103
     National Service Industries     3,400        166
     Pall                            6,000        139
                                             --------
                                                3,655
                                             --------
   COMMUNICATION SERVICES -- 3.3%
     AT&T                            8,800        309
     Alltel                          3,800        127
     Ameritech                       4,300        292
     Bell Atlantic                   3,700        281
     Bellsouth                       7,000        325
     GTE                             7,200        316
     Lucent Technologies             3,700        267
     SBC Communications              3,300        204
     US West                         3,200        121
                                             --------
                                                2,242
                                             --------
   CONSUMER CYCLICALS -- 6.0%
     Chrysler                        9,300        305
     Cognizant                       5,400        219
     Dun & Bradstreet                4,800        126
     Eastman Kodak                   2,600        200
     Echlin                          2,800        101
     Family Dollar Stores            4,200        114
     Ford Motor                     10,900        411
     Fortune Brands                  3,600        134
     Gannett                         1,000         99
     H & R Block                     5,500        177
     J.C. Penney                     4,400        230
     Jostens                         4,700        124
     Masco                           3,300        138
     McGraw-Hill                     1,800        106
     Modine Manufacturing            3,200         95
     Ogden                           9,200        200
     Reader's Digest, Cl A           4,600        132
     Sotheby's Holdings, Cl A       11,500        194

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                          SHARES  VALUE (000)
================================================================================
   CONSUMER CYCLICALS -- (continued)
     VF                                800   $     68
     Wal-Mart Stores                14,900        504
     WD-40                           1,800        108
     Whirlpool                       2,100        115
     Xerox                           3,300        260
                                             --------
                                                4,160
                                             --------
   CONSUMER STAPLES -- 7.4%
     Automatic Data Processing       2,500        118
     Coca-Cola                      14,500      1,011
     Deluxe                          3,700        126
     Flowers Industries              9,400        158
     Gallaher Group*                 3,600         66
     Gillette                        3,900        370
     H.J. Heinz                      5,300        244
     Kelly Services, Cl A            4,200        132
     McDonald's                      5,200        251
     Pepsico                        10,700        402
     Philip Morris                  17,000        754
     Procter & Gamble                4,400        622
     Sara Lee                        4,600        191
     Tambrands                       3,100        155
     UST                             5,400        150
     Walt Disney                     4,400        353
                                             --------
                                                5,103
                                             --------
   ENERGY -- 4.6%
     Amoco                           3,700        322
     Atlantic Richfield              3,300        233
     Chevron                         4,600        340
     Consolidated Natural Gas        2,200        118
     Enron                           3,500        143
     Exxon                          14,300        879
     Halliburton                     1,900        151
     Mobil                           5,400        377
     Occidental Petroleum            6,900        173
     Phillips Petroleum              3,800        166
     Texaco                          2,300        250
                                             --------
                                                3,152
                                             --------
   FINANCIAL -- 8.1%
     American Express                3,700        276
     American General                3,500        167
     American International Group    3,300        493
     Aon                             2,850        147
     Banc One                        5,900        286
     Bank of New York                4,000        174
     Bankers Trust New York          2,100        183

                                               MARKET
DESCRIPTION                          SHARES  VALUE (000)
================================================================================
     Beneficial                      2,800   $    199
     Chase Manhattan Bank            3,300        320
     Citicorp                        3,200        386
     CoreStates                      4,300        231
     First American Bank             2,400        110
     Fleet Financial Group           3,200        202
     FNMA                            7,700        336
     HSB Group                       6,800        363
     J.P. Morgan                     1,900        198
     KeyCorp                         3,300        184
     Lincoln National                2,200        142
     Marsh & McLennan                2,200        157
     MBNA                            6,000        220
     Mellon Bank                     5,000        226
     NationsBank                     5,500        355
     Norwest                         4,300        242
                                             --------
                                                5,597
                                             --------
   HEALTH CARE -- 6.5%
     Abbott Labs                     5,500        367
     American Home Products          4,800        367
     Baxter International            3,000        157
     Bristol-Myers Squibb            6,400        518
     Columbia/HCA Healthcare         3,900        153
     Eli Lilly                       3,600        394
     Johnson & Johnson               8,500        547
     Medtronic                       2,500        203
     Merck                           7,400        766
     Pfizer                          4,500        538
     Pharmacia & Upjohn              5,900        205
     Schering Plough                 5,500        263
                                             --------
                                                4,478
                                             --------
   REAL ESTATE INVESTMENT TRUST -- 0.2%
     Merry Land & Investment         7,000        152
                                             --------
   TECHNOLOGY -- 3.3%
     Hewlett Packard                 7,000        392
     IBM                             6,300        568
     Intel                           4,600        652
     Motorola                        3,900        296
     Raytheon                        2,800        143
     Sensormatic Electronics         5,000         64
     Texas Instruments               2,300        193
                                             --------
                                                2,308
                                             --------

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                          SHARES  VALUE (000)
================================================================================
   TRANSPORTATION -- 0.4%
     Illinois Central                3,700   $    129
     Norfolk Southern                1,300        131
                                             --------
                                                  260
                                             --------
   UTILITIES -- 2.3%
     American Electric Power         3,100        130
     Baltimore Gas & Electric        7,200        192
     Boston Edison                   5,600        148
     Central & South West            9,700        206
     Nicor                           2,600         93
     Southern                       11,900        260
     Utilicorp United               12,800        373
     Wisconsin Energy                6,900        171
                                             --------
                                                1,573
                                             --------
TOTAL DOMESTIC COMMON STOCK
   (Cost $25,811)                              35,764
                                             --------
FOREIGN COMMON STOCK -- 15.6%
   BASIC MATERIALS -- 1.3%
     ABB AB ADR                      1,800        251
     Akzo                            3,000        207
     Broken Hill Proprietary         6,000        179
     Hanson                          1,487         37
     Millenium Chemicals               849         19
     PT Tri Polyta Indonesia ADR*    7,800         45
     Rhone-Poulenc ADR*              4,300        179
                                             --------
                                                  917
                                             --------
   CAPITAL GOODS -- 1.1%
     Empresas ICA ADR                4,900         79
     Fletcher Challenge
       Building ADR*                 1,975         59
     Kubota                            400         39
     Madeco ADR                      5,700        140
     Maderas y Sinteticos ADR        7,500        125
     Norsk Hydro ADR                 3,700        200
     Pacific Dunlop ADR*            11,800        137
                                             --------
                                                  779
                                             --------
   CONSUMER DURABLES -- 1.1%
     Daimler Benz ADR                4,200        342
     Nissan Motor*                  10,700        169
     Sony                            2,800        246
                                             --------
                                                  757
                                             --------
   CONSUMER NON-DURABLES -- 4.0%
     Bass ADR                        7,700        190
     Buenos Aires Embotellado        4,500          6
     Cadbury Schweppes ADR           5,600        205

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
     Fletcher Challenge Energy-ADR*  1,975   $     60
     Fletcher Challenge Forest
       Division ADR                    316          5
     Fletcher Challenge Paper-ADR*   3,950         95
     Fuji Photo Film                 6,000        242
     Imperial Tobacco Group*         2,975         38
     Kirin Brewery ADR               1,300        135
     Nestle                          4,000        264
     Novartis                        4,159        333
     Novo-Nordisk ADR                5,600        307
     Nycomed ADR, Cl B               5,000         72
     Panamerican Beverage, Cl A      6,800        224
     Roche Holdings                  2,700        245
     Unilever                        1,600        343
                                             --------
                                                2,764
                                             --------
   CONSUMER SERVICES -- 1.5%
     Coles Myer ADR*                 4,000        167
     Grupo Televisa ADR              5,300        161
     Ito Yokado                      1,000        233
     Koninklijke Ahold ADR*          3,700        315
     Newscorp                        7,900        152
                                             --------
                                                1,028
                                             --------
   ENERGY -- 1.5%
     Elf Aquitaine ADR               4,600        250
     Energy Group*                   1,487         63
     Repsol                          5,000        212
     Schlumberger                    2,000        250
     YPF Sociedad Anonima ADR        7,800        240
                                             --------
                                                1,015
                                             --------
   FINANCIAL -- 1.2%
     Aegon ADR*                      3,400        238
     Dresdner Bank                   5,700        200
     National Australia Bank*        3,000        214
     Tokio Marine & Fire Insurance   2,600        168
                                             --------
                                                  820
                                             --------
   TECHNOLOGY -- 2.2%
     Alcatel Alsthom ADR*           10,200        258
     Canon                           1,900        259
     Hitachi                         2,000        226
     Kyocera ADR                     1,100        175
     Ericsson Telephone ADR*         8,000        315
     Matsushita Electric Industrial  1,300        266
                                             --------
                                                1,499
                                             --------

STATEMENT OF NET ASSETS

                                 SHARES/FACE    MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   TRANSPORTATION -- 0.3%
     Canadian Pacific                8,900   $    253
                                             --------
   UTILITIES -- 1.4%
     Cable & Wireless                7,500        210
     Enersis ADR                     2,700         96
     Hong Kong Telecommunications    8,100        189
     Telefonica de Espana ADR        3,200        276
     Telefonos de Mexico ADR         3,700        177
                                             --------
                                                  948
                                             --------
TOTAL FOREIGN COMMON STOCK
   (Cost $7,310)                               10,780
                                             --------
U.S. TREASURY OBLIGATIONS -- 9.3%
     U.S. Treasury Bonds
       7.250%, 05/15/16             $  120        125
       6.000%, 02/15/26              1,800      1,610
     U.S. Treasury Notes
       6.250%, 06/30/98              1,250      1,256
       7.500%, 11/15/01              1,465      1,526
       7.250%, 05/15/04              1,620      1,689
       7.000%, 07/15/06                170        175
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,311)                                6,381
                                             --------
CORPORATE OBLIGATIONS -- 5.3%
     Aetna Services
       7.125%, 08/15/06                325        323
     BHP Finance USA
       6.420%, 03/01/26                345        339
     Coca-Cola Enterprises
       6.700%, 10/15/36                225        225
     First Union (A)
       6.824%, 08/01/26                250        250
     Ford Motor
       7.250%, 10/01/08                270        272
     Hartford Life
       7.100%, 06/15/07                250        249
     J.C. Penney
       6.900%, 08/15/26                270        272
     Key Bank N.A.
       7.125%, 08/15/06                275        274
     Lehman Brothers Holdings
       7.125%, 07/15/02                270        270
     Mellon Bank N.A.
       7.625%, 09/15/07                250        258
     News America Holdings
       8.250%, 08/10/18                325        327
     Paine Webber
       7.750%, 09/01/02                260        267

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
     Time Warner
       7.750%, 06/15/05              $ 300   $    306
                                             --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,621)                                3,632
                                             --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.8%
     Federal Farm Credit Bank MTN
       6.710%, 04/25/01                720        725
     Federal Home Loan Bank
       7.260%, 09/06/01                295        303
     Private Export Funding
       7.300%, 01/31/02                200        206
                                             --------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $1,217)                                1,234
                                             --------
ASSET-BACKED SECURITIES -- 2.4%
     CIT Recreational Vehicle
       Owner Trust,
       Series 1996-A, Cl A
       5.400%, 12/15/11                234        231
     Contimortgage Home Equity
       Loan Trust,
       Series 1996-2, Cl A6
       7.250%, 06/15/11                260        260
     IMC Home Equity Loan Trust,
       Series 1997-2, Cl A7
       7.230%, 05/20/27                250        254
     Metris Master Trust, Series
       1997-1, Cl A
       6.870%, 11/20/05                400        405
     Residential Funding Mortgage
       Securities I, Series
       1994-S1, Cl A-7
       6.574%, 01/25/24                350        345
     The Money Store Home
       Equity Trust,
       Series 1993-C, Cl A-3
       5.750%, 10/15/22                180        178
                                             --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,669)                                1,673
                                             --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 6.0%
     Federal Farm Credit Bank
       6.380%, 02/25/02                400        399
     Federal Home Loan Mortgage
       Corporation Gold
       6.000%, 04/01/26                578        540
     Federal Home Loan Mortgage
       Corporation REMIC
       3.500%, 11/15/21                465        377

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- (continued)
     Federal National Mortgage
       Association
       6.000%, 04/01/11             $  505    $   488
       7.013%, 11/01/26                219        222
       6.221%, 04/01/27 (A)            398        394
     Federal National Mortgage
       Association REMIC
       6.250%, 10/25/07                350        345
       7.000%, 08/25/22                525        525
       6.500%, 11/25/22                400        388
     Government National Mortgage
       Association
       7.000%, 11/15/23                469        464
                                              -------
TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED OBLIGATIONS
   (Cost $4,112)                                4,142
                                              -------
FOREIGN CORPORATE OBLIGATIONS -- 2.5%
     Endesa-Chile, Empresa
       Nacional Electric
       8.125%, 02/01/97                365        370
     Poland
       7.750%, 07/01/17                420        416
     Poland Non-United States
       Registered (A)
       3.000%, 10/27/24                620        357
     Quebec Province
       7.000%, 01/30/07                365        362
     Republic of Indonesia
       7.750%, 08/01/06                250        250
                                              -------
TOTAL FOREIGN CORPORATE OBLIGATIONS
   (Cost $1,736)                                1,755
                                              -------
REPURCHASE AGREEMENT -- 5.0%
   Nomura Securities
     6.08%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $3,451,392 (collateralized
     by various FHLMC obligations,
     total par value $975,664,
     6.00%-9.00%, 02/01/24-05/01/27,
     and various FNMA obligations,
     total par value $4,556,090,
     6.009%-8.50%, 10/01/22-01/01/28,
     total market
     value: $3,505,731)              3,437      3,437
                                              -------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,437)                                3,437
                                              -------

                                               MARKET
DESCRIPTION                                  VALUE (000)
================================================================================
TOTAL INVESTMENTS -- 99.8%
   (Cost $55,224)                             $68,798
                                              -------
OTHER ASSETS AND LIABILITIES,-- 0.2%
   Other Assets and Liabilities, Net              109
                                              -------
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 5,265,171 outstanding shares
   of beneficial interest                      50,865
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 323,991 outstanding shares of
   beneficial interest                          3,209
Undistributed net investment income                 1
Accumulated net realized gain on investments    1,258
Net unrealized appreciation on investments     13,574
                                              -------
TOTAL NET ASSETS -- 100.0%                    $68,907
                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $12.33
                                              =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $12.33
                                              =======
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($12.33 / 95.5%)             $12.91
                                              =======


--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

* NON-INCOME PRODUCING SECURITY

(A) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE INITIAL COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE, TO A PREDETERMINED HIGHER RATE.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

VALUE FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

CAPITAL GOODS                 10%
BASIC MATERIALS                7%
REPURCHASE AGREEMENT           5%
UTILITIES                      4%
TRANSPORTATION                 1%
TECHNOLOGY                     6%
HEALTH CARE                   12%
FINANCIAL                     15%
COMMUNICATIONS SERVICES        6%
CONSUMER CYCLICALS            11%
CONSUMER STAPLES              14%
ENERGY                         9%

% OF TOTAL PORTFOLIO INVESTMENTS (1)


                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
COMMON STOCK -- 95.1%
   BASIC MATERIALS -- 6.9%
     Dow Chemical                   16,800   $  1,464
     E.I. duPont de Nemours         42,800      2,691
     Engelhard                      32,400        678
     Freeport-McMoRan Copper &
       Gold, Cl B                   26,400        822
     International Flavors &
       Fragrances                   25,000      1,263
     International Paper            19,800        962
     Phelps Dodge                   11,700        997
     Potlatch                       10,800        489
     PPG Industries                 14,000        814
     RPM                            27,800        511
     Timken                         18,400        654
     USX-U.S. Steel Group           16,600        582
     Weyerhaeuser                   18,400        957
     Witco Chemical                 23,600        895
     Worthington Industries         50,100        917
                                             --------
                                               14,696
                                             --------
   CAPITAL GOODS -- 9.8%
     AMP                            21,300        889
     Avery Dennison                 16,300        654

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
     Boeing                         36,900   $  1,958
     Browning-Ferris Industries     20,900        695
     Caterpillar                    11,700      1,256
     Crown Cork & Seal              12,800        684
     Emerson Electric               23,000      1,266
     General Electric              112,400      7,348
     Johnson Controls               12,800        526
     Keystone International         43,400      1,505
     Minnesota Mining &
       Manufacturing                18,100      1,846
     Modern Controls                44,700        603
     National Service Industries    19,900        969
     Pall                           35,700        830
                                             --------
                                               21,029
                                             --------
   COMMUNICATION SERVICES -- 6.0%
     AT&T                           50,300      1,764
     Alltel                         21,700        726
     Ameritech                      24,900      1,692
     Bell Atlantic                  20,500      1,555
     Bellsouth                      40,800      1,892
     GTE                            40,800      1,790
     Lucent Technologies            21,900      1,578
     SBC Communications             19,500      1,207
     US West                        17,700        667
                                             --------
                                               12,871
                                             --------
   CONSUMER CYCLICALS -- 11.2%
     Chrysler                       54,700      1,795
     Cognizant                      31,600      1,280
     Dun & Bradstreet               27,700        727
     Eastman Kodak                  15,200      1,167
     Echlin                         15,800        569
     Family Dollar Stores           22,500        613
     Ford Motor                     62,800      2,371
     Fortune Brands                 20,300        757
     Gannett                         6,100        602
     H & R Block                    32,300      1,042
     J.C. Penney                    25,800      1,346
     Jostens                        27,600        728
     Masco                          18,100        756
     McGraw-Hill                    10,600        623
     Modine Manufacturing           17,800        530
     Ogden                          54,400      1,183
     Reader's Digest, Cl A          24,800        711

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
   CONSUMER CYCLICALS -- (continued)
     Sotheby's Holdings, Cl A       67,600   $  1,141
     VF                              4,600        392
     Wal-Mart Stores                88,100      2,979
     WD-40                          11,200        672
     Whirlpool                      11,600        633
     Xerox                          17,700      1,396
                                             --------
                                               24,013
                                             --------
   CONSUMER STAPLES -- 13.9%
     Automatic Data Processing      13,800        649
     Coca-Cola                      85,200      5,943
     Deluxe                         22,000        751
     Flowers Industries             55,350        931
     Gallaher Group*                20,300        374
     Gillette                       22,800      2,160
     H.J. Heinz                     30,500      1,407
     Kelly Services, Cl A           24,400        766
     McDonald's                     30,800      1,488
     Pepsico                        62,700      2,355
     Philip Morris                 101,400      4,500
     Procter & Gamble               24,900      3,517
     Sara Lee                       26,100      1,086
     Tambrands                      17,100        853
     UST                            31,700        880
     Walt Disney                    25,000      2,006
                                             --------
                                               29,666
                                             --------
   ENERGY -- 8.5%
     Amoco                          20,800      1,808
     Atlantic Richfield             19,200      1,354
     Chevron                        27,300      2,018
     Consolidated Natural Gas       12,700        683
     Enron                          20,200        824
     Exxon                          83,200      5,117
     Halliburton                    10,200        808
     Mobil                          32,000      2,236
     Occidental Petroleum           39,900      1,000
     Phillips Petroleum             22,500        984
     Texaco                         12,100      1,316
                                             --------
                                               18,148
                                             --------
   FINANCIAL -- 15.1%
     American Express               21,200      1,579
     American General               20,100        960
     American International Group   17,900      2,674

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
     Aon                            15,600   $    807
     Banc One                       34,900      1,690
     Bank of New York               23,300      1,014
     Bankers Trust New York         12,500      1,088
     Beneficial                     16,200      1,151
     Chase Manhattan Bank           19,400      1,883
     Citicorp                       18,500      2,230
     CoreStates                     24,800      1,333
     Federal National
       Mortgage Association         45,100      1,967
     First American Bank            13,650        624
     Fleet Financial Group          18,300      1,157
     HSB Group                      39,900      2,130
     J.P. Morgan                     9,900      1,033
     KeyCorp                        18,300      1,023
     Lincoln National               11,800        760
     Marsh & McLennan               14,800      1,056
     MBNA                           35,000      1,282
     Mellon Bank                    28,600      1,291
     NationsBank                    32,000      2,064
     Norwest                        24,700      1,389
                                             --------
                                               32,185
                                             --------
   HEALTH CARE -- 12.1%
     Abbott Labs                    32,000      2,136
     American Home Products         28,100      2,150
     Baxter International           17,900        935
     Bristol-Myers Squibb           37,400      3,029
     Columbia/HCA Healthcare        22,800        896
     Eli Lilly                      20,900      2,285
     Johnson & Johnson              49,100      3,161
     Medtronic                      14,600      1,183
     Merck                          43,500      4,502
     Pfizer                         24,500      2,928
     Pharmacia & Upjohn             34,400      1,195
     Schering Plough                32,500      1,556
                                             --------
                                               25,956
                                             --------
   REAL ESTATE INVESTMENT TRUST -- 0.4%
     Merry Land & Investment        41,000        889
                                             --------
   TECHNOLOGY -- 6.2%
     Hewlett Packard                40,900      2,290
     IBM                            37,400      3,373
     Intel                          26,400      3,744
     Motorola                       22,800      1,733
     Raytheon                       16,500        842

STATEMENT OF NET ASSETS

                                  SHARES/FACE   MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   TECHNOLOGY -- (continued)
     Sensormatic Electronics        27,200   $    350
     Texas Instruments              12,000      1,009
                                             --------
                                               13,341
                                             --------
   TRANSPORTATION -- 0.7%
     Illinois Central               21,800        762
     Norfolk Southern                6,700        675
                                             --------
                                                1,437
                                             --------
   UTILITIES -- 4.3%
     American Electric Power        18,200        764
     Baltimore Gas & Electric       42,350      1,130
     Boston Edison                  33,200        876
     Central & South West           57,500      1,222
     Nicor                          14,100        506
     Southern                       69,500      1,520
     Utilicorp United               73,400      2,138
     Wisconsin Energy               40,200        995
                                             --------
                                                9,151
                                             --------
TOTAL COMMON STOCK
   (Cost $149,215)                            203,382
                                             --------
REPURCHASE AGREEMENT -- 4.8%
   Nomura Securities
     6.08%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $10,417,403 (collateralized
     by various FHLMC obligations,
     total par value $1,274,588,
     5.50%-6.50%, 06/01/02-02/01/09,
     and various FNMA obligations,
     total par value $12,310,743,
     6.00%-8.50%, 12/06/03-04/01/27,
     total market
     value: $10,575,610)          $ 10,368     10,368
                                             --------

TOTAL REPURCHASE AGREEMENT
   (Cost $10,368)                              10,368
                                             --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $159,583)                            213,750
                                             --------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net              111
                                             --------


DESCRIPTION                                  VALUE (000)
================================================================================
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 13,661,133 outstanding shares
   of beneficial interest                   $ 154,736
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
    based on 116,367 outstanding shares of
    beneficial interest                         1,206
Distributions in excess of net
    investment income                              (5)
Accumulated net realized gain on investments    3,757
Net unrealized appreciation on investments     54,167
                                             --------
TOTAL NET ASSETS -- 100.0%                   $213,861
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $15.52
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $15.55
                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($15.55 / 95.5%)             $16.28
                                             ========


--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

*NON-INCOME PRODUCING SECURITY

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

GROWTH FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

UTILITIES                 4%
TRANSPORTATION            1%
FINANCIAL                18%
HEALTH CARE              10%
TECHNOLOGY               18%
REPURCHASE AGREEMENTS     4%
BASIC MATERIALS           2%
CAPITAL GOODS             9%
COMMUNICATION SERVICES    3%
CONSUMER CYCLICALS       11%
CONSUMER STAPLES         12%
ENERGY                    8%

% OF TOTAL PORTFOLIO INVESTMENTS(1)


                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
COMMON STOCK -- 96.0%
   BASIC MATERIALS -- 2.5%
     Monsanto                       71,200   $  3,066
                                             --------
   CAPITAL GOODS -- 8.5%
     American Standard Companies*   54,000      2,416
     Boeing                         41,000      2,176
     General Electric               51,600      3,373
     Pitney Bowes                   36,000      2,565
                                             --------
                                               10,530
                                             --------
   COMMUNICATION SERVICES -- 3.3%
     Ameritech                      29,000      1,970
     Bellsouth                      46,300      2,147
                                             --------
                                                4,117
                                             --------
   CONSUMER CYCLICALS -- 11.0%
     Carnival                       53,200      2,194
     CUC International*            106,600      2,752
     Federated Department Stores*   42,000      1,459
     Magna International, Cl A      31,100      1,872
     Mattel                         82,275      2,787

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
     May Department Stores          25,800   $  1,219
     OfficeMax*                     92,400      1,334
                                             --------
                                               13,617
                                             --------
   CONSUMER STAPLES -- 11.9%
     American Stores                50,100      2,474
     Avon Products                  35,100      2,477
     Colgate-Palmolive              39,000      2,545
     H.J. Heinz                     51,500      2,375
     Kimberly-Clark                 37,800      1,881
     Philip Morris                  41,300      1,833
     Walt Disney                    14,300      1,148
                                             --------
                                               14,733
                                             --------
   ENERGY -- 8.2%
     Amoco                          29,800      2,591
     Baker Hughes                   55,300      2,139
     Phillips Petroleum             59,100      2,586
     Texaco                         27,000      2,936
                                             --------
                                               10,252
                                             --------
   FINANCIAL -- 17.7%
     American General               47,500      2,268
     American International Group   15,800      2,360
     Banc One                       34,300      1,661
     Charles Schwab                 47,300      1,925
     Citicorp                       17,600      2,122
     First Union                    26,800      2,479
     Hartford Life Incorporated,
       Cl A*                        35,400      1,328
     KeyCorp                        43,100      2,408
     Mellon Bank                    55,800      2,518
     PNC Bank                       48,000      1,998
     Thornburg Mortgage Asset       41,700        897
                                             --------
                                               21,964
                                             --------
   HEALTH CARE -- 10.0%
     Abbott Labs                    32,000      2,136
     American Home Products         23,200      1,775
     Amgen*                         23,400      1,360
     Bristol-Myers Squibb           25,400      2,057
     Healthcare Compare*            34,500      1,807
     Johnson & Johnson              19,400      1,249
     Pfizer                         16,800      2,008
                                             --------
                                               12,392
                                             --------

STATEMENT OF NET ASSETS

                                 SHARES/FACE    MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
   TECHNOLOGY -- 17.5%
     Advanced Micro Devices*        24,000   $    864
     Ascend Communications*         40,800      1,607
     Cadence Design Systems*        52,600      1,762
     Cisco Systems*                 27,700      1,859
     Compuware*                     25,000      1,194
     First Data                     52,700      2,316
     Intel                          16,200      2,297
     Microsoft*                     20,000      2,528
     Parametric Technology*         36,400      1,549
     Sun Microsystems*              55,600      2,069
     Tellabs*                       34,800      1,944
     Xilinx*                        34,800      1,707
                                             --------
                                               21,696
                                             --------
   TRANSPORTATION -- 1.3%
     Illinois Central               48,750      1,703
                                             --------
   UTILITIES -- 4.1%
     El Paso Natural Gas            37,500      2,063
     Sonat                          60,100      3,080
                                             --------
                                                5,143
                                             --------
TOTAL COMMON STOCK
   (Cost $87,730)                             119,213
                                             --------
REPURCHASE AGREEMENT -- 3.9%
   Nomura Securities
     6.08%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $4,866,483 (collateralized
     by FHLMC obligation, par
     value $341,293, 7.00%, 02/01/24,
     and various FNMA obligations,
     total par value $5,364,592,
     6.00%-7.00%, 10/01/10-04/01/27,
     total market
     value: $4,928,059)              $4,831     4,831
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,831)                                4,831
                                             --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $92,562)                             124,044
                                             --------


DESCRIPTION                                  VALUE (000)
================================================================================
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net         $    131
                                             --------
NET ASSETS:
Portfolio Shares of the Trust Class
    (unlimited authorization -- no par
     value) based on 8,035,069 outstanding
     shares of beneficial interest             84,966
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 228,246 outstanding shares of
   beneficial interest                          2,409
Accumulated net realized gain on investments    5,318
Net unrealized appreciation on investments     31,482
                                             --------
TOTAL NET ASSETS -- 100.0%                   $124,175
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $15.03
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $15.05
                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($15.05 / 95.5%)             $15.76
                                             ========


--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

*NON-INCOME PRODUCING SECURITY

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

INTERNATIONAL EQUITY FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

OTHER                   22%
SPAIN                    3%
SWEDEN                   3%
HONG KONG                4%
SWITZERLAND              5%
NETHERLANDS              6%
FRANCE                   7%
JAPAN                   26%
UNITED KINGDOM          16%
GERMANY                  8%

% OF TOTAL PORTFOLIO INVESTMENTS(1)


                                               MARKET
DESCRIPTION                          SHARES  VALUE (000)
================================================================================

FOREIGN COMMON STOCKS -- 95.6%
   ARGENTINA -- 0.9%
     Telefonica de Argentina ADR    15,000   $    519
     YPF ADR                        17,500        538
                                             --------
                                                1,057
                                             --------
   AUSTRALIA -- 2.3%
     ANZ Banking Group             103,157        771
     Broken Hill Proprietary        81,000      1,191
     CRA                            32,250        549
                                             --------
                                                2,511
                                             --------
   AUSTRIA -- 0.4%
     Creditanstalt Bankverein PS     1,500        202
     Vienna International Airport    6,800        287
                                             --------
                                                  489
                                             --------
   BELGIUM -- 0.2%
     Audiofina                       5,500        226
                                             --------
   BRAZIL -- 2.4%
     Cervejaria Brahma ADR          30,000        459
     Energetica de Minas
       Gerais ADR                   14,000        705
     Pao de Acucar ADR              21,000        478
     Telebras ADR                    6,500        986
                                             --------
                                                2,628
                                             --------

                                               MARKET
DESCRIPTION                          SHARES  VALUE (000)
================================================================================

   CHILE -- 1.4%
     Andina Embotelladora
       ADR, Cl A                    12,000   $    257
     Andina Embotelladora
       ADR, Cl B                    12,000        250
     CIA Telecomunicacion
       Chile ADR                    17,000        561
     Enersis ADR                    13,000        462
                                             --------
                                                1,530
                                             --------
   DENMARK -- 1.4%
     Sophus Berendsen, Cl B          6,600        954
     Unidanmark, Cl A               10,000        562
                                             --------
                                                1,516
                                             --------
   FINLAND -- 1.1%
     Nokia, Cl A                    12,000        897
     Rauma                             389          9
     UPM-Kymmene                    14,000        324
                                             --------
                                                1,230
                                             --------
   FRANCE -- 6.6%
     Alcatel Alsthom                 6,928        867
     Carrefour                       1,500      1,089
     Cie Generale des Eaux           8,357      1,070
     Cie Generale des
       Eaux Warrants*                8,357          5
     Elf Aquitaine                  17,008      1,833
     L'Oreal                         3,300      1,389
     Sanofi                         11,078      1,085
                                             --------
                                                7,338
                                             --------
   GERMANY -- 6.4%
     Allianz                         7,000      1,495
     Bayer                          25,000        963
     Beiersdorf                     15,000        808
     BMW                               850        701
     Degussa                         4,000        211
     Deutsche Bank                  18,000      1,057
     Fresenius                       2,000        454
     Schering                       10,000      1,071
     Veba                            5,000        282
                                             --------
                                                7,042
                                             --------
   HONG KONG -- 4.1%
     Hong Kong Telecommunications  200,000        478
     HSBC Holdings                  60,765      1,828
     Hutchison Whampoa             110,000        951

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
   HONG KONG -- (continued)
     Sun Hung Kai Properties        65,600   $    790
     Swire Pacific, Cl A            58,000        522
                                             --------
                                                4,569
                                             --------
   INDONESIA -- 0.3%
     Multi Bintang                  16,000        296
                                             --------
   ITALY -- 2.5%
     Assicurazioni Generali         27,500        499
     Parmalat Finanziaria          400,000        565
     Rinascente                     69,815        387
     Rinascente/Mediobanca
       Bond Rights*                 69,815          3
     Rinascente Rights*             69,815         12
     STET                          230,000      1,337
                                             --------
                                                2,803
                                             --------
   JAPAN -- 25.7%
     Bank of Tokyo-Mitsubishi       65,000      1,305
     Canon                          50,000      1,362
     Dai Nippon Printing            60,000      1,357
     DDI                                80        591
     East Japan Railway                140        719
     Familymart                     18,150        890
     Hitachi                        90,000      1,006
     Honda Motor                    60,000      1,807
     Ito Yokado                     20,000      1,161
     KAO                            60,000        833
     Kirin Brewery                  50,000        519
     Komatsu                        90,000        731
     Kyocera                        13,000      1,033
     Matsushita Electric
       Industrial                   60,000      1,210
     Mitsubishi Heavy Industries   150,000      1,151
     Nippon Telegraph & Telephone      122      1,172
     Nomura Securities              25,000        345
     Obayashi                       60,000        402
     Oji Paper                      70,000        433
     Secom                          17,000      1,248
     Sekisui House                  70,000        709
     Shiseido                       45,000        742
     Sony                           25,000      2,180
     Sumitomo Bank                  41,000        673
     Takeda Chemical Industries     45,000      1,265
     Tokio Marine & Fire Insurance  90,000      1,179
     Tokyo Broadcasting System      35,000        718
     Toray Industries              140,000        999
     Toshiba                       110,000        708
                                             --------
                                               28,448
                                             --------

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
   MALAYSIA -- 2.1%
     Genting                        60,000   $    288
     Malayan Banking                55,000        578
     Sime Darby Malaysia           180,000        599
     Telekom Malaysia               90,000        421
     United Engineers-F             65,000        469
                                             --------
                                                2,355
                                             --------
   MEXICO -- 1.4%
     Empresas ICA ADR               28,000        450
     Panamerican Beverages ADR      23,000        756
     Telefonos de Mexico ADR         7,000        334
                                             --------
                                                1,540
                                             --------
   NETHERLANDS -- 5.6%
     Aegon                          22,854      1,594
     Ahold                          17,779      1,499
     Akzo Nobel                      4,000        548
     Heineken Holding, Cl A          4,125        641
     Phillips Electronics           16,000      1,145
     Wolters Kluwer                  6,709        816
                                             --------
                                                6,243
                                             --------
   NORWAY -- 0.5%
     Saga Petroleum, Cl B           30,000        524
                                             --------
   PORTUGAL -- 0.5%
     Jeronimo Martins & Filho        7,599        531
                                             --------
   SINGAPORE -- 2.4%
     City Developments              65,000        637
     Fraser & Neave                 35,000        250
     Jardine Matheson               53,583        380
     Keppel                         55,000        244
     Keppel, Cl A                   13,750         60
     Oversea-Chinese Banking-F      48,600        503
     Singapore International
       Airlines-F                   60,000        537
                                             --------
                                                2,611
                                             --------
   SPAIN -- 2.8%
     Banco Bilbao-Vizcaya           15,000      1,219
     Centros Comerciales Pryca      25,000        541
     Telefonica de Espana           47,000      1,359
                                             --------
                                                3,119
                                             --------
   SWEDEN -- 3.3%
     Asea, Cl B                     90,000      1,256
     Astra, Cl A                    58,666      1,092
     Ericsson, Cl B                 32,500      1,279
                                             --------
                                                3,627
                                             --------

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
   SWITZERLAND -- 5.3%
     Holderbank, Cl B                  750   $    708
     Nestle, Cl N                      800      1,055
     Novartis, Registered              853      1,363
     Roche Holdings, Cl GS             150      1,356
     UBS                             1,200      1,372
                                             --------
                                                5,854
                                             --------
   THAILAND -- 0.7%
     Advanced Info Service-F        28,000        200
     Bangkok Bank-F                 43,000        296
     Land & House-F                 33,000         69
     Land & House Rights*           33,000         56
     Siam Cement-F                  11,000        190
                                             --------
                                                  811
                                             --------
   UNITED KINGDOM -- 15.3%
     BAA                            62,574        577
     Barclays Bank                  90,844      1,803
     BAT Industries                 97,066        869
     BOC Group                      43,256        752
     Cable & Wireless               99,661        917
     Cadbury Schweppes              85,181        759
     General Electric              145,774        871
     Marks & Spencer               110,379        915
     Pearson                        82,801        959
     Prudential                    175,643      1,700
     Shell Transport & Trading     300,000      2,045
     SmithKline Beecham             94,811      1,745
     Tate & Lyle                   113,289        842
     TSB Lloyds Group              100,000      1,025
     Unilever                       40,000      1,146
                                             --------
                                               16,925
                                             --------
TOTAL FOREIGN COMMON STOCKS
   (Cost $74,384)                             105,823
                                             --------
FOREIGN PREFERRED STOCKS -- 2.3%
   AUSTRALIA -- 0.6%
     Newscorp                      150,000        591
                                             --------
   GERMANY -- 1.7%
     Krones                            800        328
     RWE                            30,000      1,046
     Suedzucker                      1,000        536
                                             --------
                                                1,910
                                             --------
TOTAL FOREIGN PREFERRED STOCKS
   (Cost $2,246)                                2,501
                                             --------

                                               MARKET
DESCRIPTION                                  VALUE (000)
================================================================================
TOTAL INVESTMENTS -- 97.9%
   (Cost $76,630)                            $108,324
                                             --------
OTHER ASSETS AND LIABILITIES -- 2.1%
   Other Assets and Liabilities, Net            2,345
                                             --------
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 6,008,127 outstanding shares
   of beneficial interest                      77,430
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 89,326 outstanding shares of
   beneficial interest                          1,081
Undistributed net investment income               438
Accumulated net realized gain on investments       59
Accumulated net realized loss on
   foreign currency transactions                  (23)
Net unrealized depreciation on foreign currency
   and translation of other assets
   and liabilities denominated
   in foreign currencies                          (10)
Net unrealized appreciation on investments     31,694
                                             --------
TOTAL NET ASSETS -- 100.0%                   $110,669
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $18.15
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $18.08
                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($18.08 / 95.5%)             $18.93
                                             ========

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

*NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

F -- FOREIGN REGISTRY SHARES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

SMALL CAP FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

UTILITIES                     1%
TRANSPORTATION                1%
TECHNOLOGY                   31%
HEALTH CARE                  14%
FINANCIAL SERVICES            6%
REPURCHASE AGREEMENT          2%
REAL ESTATE INVESTMENT TRUST  1%
BASIC INDUSTRY                1%
BUSINESS SERVICES            11%
CAPITAL SPENDING              3%
CONSUMER CYCLICALS            1%
CONSUMER SERVICES            14%
CONSUMER STAPLES              3%
ENERGY                       11%

% OF TOTAL PORTFOLIO INVESTMENTS(1)

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
COMMON STOCK -- 97.9%
   BASIC INDUSTRY -- 0.9%
     Olympic Steel*                 21,900   $    337
                                             --------
   BUSINESS SERVICES -- 11.3%
     Accustaff*                     16,200        384
     Acxiom*                        31,200        640
     American Business
       Information*                 15,800        344
     CCC Information
       Services Group*              23,100        450
     Corestaff*                     11,300        305
     CSG Systems International*      6,200        191
     Fair, Isaac & Company          12,900        575
     Nova*                          12,500        324
     PMT Services*                  20,500        313
     QuickResponse Services*        15,600        565
     Transaction Network Services*  16,100        227
                                             --------
                                                4,318
                                             --------

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
   CAPITAL SPENDING -- 3.1%
     Integrated Process Equipment*  28,900   $    732
     Perceptron*                    16,800        456
                                             --------
                                                1,188
                                             --------
   CONSUMER CYCLICALS -- 1.2%
     Gentex*                        23,700        468
                                             --------
   CONSUMER SERVICES -- 14.2%
     Arbor Drugs                    10,400        209
     Boston Chicken*                 7,400        104
     Catalina Marketing*             3,400        164
     Dollar Tree Stores*             7,300        368
     Finish Line*                   41,000        600
     General Nutrition*             21,700        608
     Nautica Enterprises*           52,100      1,377
     North Face*                    20,400        372
     OfficeMax*                     25,000        361
     Pre-Paid Legal Services*       29,700        629
     The Sports Authority*           9,700        189
     Tommy Hilfiger*                11,200        450
                                             --------
                                                5,431
                                             --------
   CONSUMER STAPLES -- 3.4%
     Helen of Troy*                 15,800        405
     NBTY*                          31,400        879
                                             --------
                                                1,284
                                             --------
   ENERGY -- 10.4%
     Benton Oil & Gas*              58,400        876
     Noble Drilling*                28,700        648
     Pride International *          32,800        787
     Reading & Bates*               28,000        749
     Transocean Offshore             7,500        545
     Veritas Dgc*                   15,300        348
                                             --------
                                                3,953
                                             --------
   FINANCIAL SERVICES -- 5.9%
     Aames Financial                36,000        666
     Cityscape Financial*           17,300        345

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
   FINANCIAL SERVICES -- (continued)
     CMAC Investment                12,800    $   611
     Credit Management Solutions*   29,100        386
     Fremont General                 6,000        241
                                              -------
                                                2,249
                                              -------
   HEALTH CARE -- 13.6%
     Alliance Pharmaceutical*       28,600        288
     Envoy*                         14,000        465
     Express Scripts, Cl A*         14,200        593
     FPA Medical Management*        10,200        242
     HBO                             8,000        551
     HCIA*                          26,700        894
     Hologic*                       17,800        474
     Pharmacyclics*                 16,000        248
     Phycor*                        17,800        613
     Respironics*                   12,800        270
     Sonus Pharmaceuticals*          2,000         56
     Spine-Tech*                     6,100        226
     Steris*                         6,900        258
                                              -------
                                                5,178
                                              -------
   REIT -- 1.0%
     Criimi Mae                     24,200        387
                                              -------
   TECHNOLOGY -- 31.2%
     Ascend Communications*         18,700        517
     Avant!*                        25,300        817
     Cadence Design Systems*        37,200      1,246
     Clarify*                       16,300        184
     Compuware*                      5,300        253
     Crystal Systems Solutions*      7,800        164
     Ess Technology*                25,800        347
     Interlink Computer Sciences*   65,500        499
     JDA Software Group*            13,000        444
     Keane*                          8,800        458
     Larscom Incorporated, Cl A*    18,300        197
     LeCroy*                        15,900        586
     Maxim Integrated Products*      7,600        432

                                 SHARES/FACE    MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
================================================================================
     Microchip Technology*          11,700    $   348
     Pairgain Technologies*         19,300        299
     Parametric Technology*         25,600      1,090
     Peoplesoft*                     7,000        369
     Qualix Group*                  48,100        289
     Rational Software*             34,900        587
     Remedy*                        15,000        600
     Scopus Technology*             10,100        226
     Vantive*                       49,200      1,390
     Xilinx*                        12,000        589
                                              -------
                                               11,931
                                              -------
   TRANSPORTATION -- 0.9%
     CNF Transportation             11,100        358
                                              -------
   UTILITIES -- 0.8%
     ACC*                            9,600        296
                                              -------
TOTAL COMMON STOCK
   (Cost $34,151)                              37,378
                                              -------
REPURCHASE AGREEMENT -- 1.6%
  Nomura Securities
     6.00%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $599,112 (collateralized
     by FHLMC obligation, par value
     $589,948, 8.00%, 06/01/27,
     total market value: $607,392)   $ 595        595
                                              -------
TOTAL REPURCHASE AGREEMENT
   (Cost $595)                                    595
                                              -------
TOTAL INVESTMENTS -- 99.5%
   (Cost $34,746)                              37,973
                                              -------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net              202
                                              -------

STATEMENT OF NET ASSETS


DESCRIPTION                                  VALUE (000)
================================================================================
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 2,706,688 outstanding shares
   of beneficial interest                     $30,211
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 41,917 outstanding shares
   of beneficial interest                         428
Distributions in excess of net
   investment income                             (186)
Accumulated net realized gain on investments    4,495
Net unrealized appreciation on investments      3,227
                                              -------
TOTAL NET ASSETS -- 100.0%                    $38,175
                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $13.89
                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $13.83
                                              =======
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($13.83 / 95.50%)            $14.48
                                              =======

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

* NON-INCOME PRODUCING SECURITY

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

REIT -- REAL ESTATE INVESTMENT TRUST

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

ASIAN TIGERS FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

TAIWAN                   2%
CHINA                    2%
PHILIPPINES              3%
SOUTH KOREA              3%
THAILAND                 3%
INDIA                    6%
INDONESIA                8%
SINGAPORE               12%
HONG KONG               44%
MALAYSIA                17%

% OF TOTAL PORTFOLIO INVESTMENTS(1)


                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
FOREIGN COMMON STOCKS -- 95.2%
   CHINA -- 1.5%
     Eastern Communications, Cl B  250,000   $    369
     Shanghai Posts &
       Telecommunications, Cl B    170,000         89
     Shanghai Tyre & Rubber        415,940        204
                                             --------
                                                  662
                                             --------
   HONG KONG -- 41.5%
     Anhui Expressway            1,400,000        269
     Bank of East Asia              84,000        350
     Cheung Kong Holdings          135,000      1,333
     China Light & Power            74,000        419
     China Resources Development   150,000        736
     Citic Pacific                 202,000      1,262
     Glorious Sun Enterprises      850,000        403
     Guangdong Investment          246,000        370
     Hang Seng Bank                 60,000        856
     Henderson China Holdings      250,000        421
     Hong Kong & China Gas         223,184        447
     Hong Kong Telecommunications  547,600      1,308
     HSBC Holdings                  92,000      2,767
     Hutchison Whampoa             208,000      1,799

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================

     Hysan Development             122,000   $    360
     Johnson Electric              164,000        489
     Nanjing Posts &
       Telecommunications, Cl B* 1,050,000        507
     New World Development         110,000        656
     Sun Hung Kai Properties        94,000      1,131
     Swire Pacific, Cl A            52,000        468
     Taiwan Index Fund              59,200        944
     Television Broadcasts          90,000        404
     Varitronix International      258,000        438
     Wharf Holdings                105,000        455
                                             --------
                                               18,592
                                             --------
   INDIA -- 6.2%
     EIH GDR                        15,000        242
     Hindalco Industries GDR        20,000        707
     Industrial Credit & Investment
        of India*                   15,000        216
     ITC GDR                        20,000        330
     Mahindra & Mahindra GDR*       20,500        302
     State Bank of India GDR        17,500        464
     Tata Electric Power GDR           500        200
     Videsh Sanchar Nigam*          15,000        311
                                             --------
                                                2,772
                                             --------
   INDONESIA -- 7.3%
     Astra International           120,000        494
     Bank Internasional
       Indonesia-F                 379,160        328
     Bimantara Citra-F             120,000        210
     Citra Marga Nusaphala         300,000        176
     Citra Marga Nusaphala Rights* 300,000        114
     Indonesian Satellite ADR        2,400         72
     PT Indah Kiat Pulp & Paper    183,060        107
     PT Indah Kiat Pulp &
     Paper Rights*                 164,754         29
     PT Ramayana Lestari-F         200,000        576
     Reliance Industries GDR        10,000        230
     Semen Gresik-F                 90,000        202
     Telekomunikasi-F              450,000        736
                                             --------
                                                3,274
                                             --------
   MALAYSIA -- 16.5%
     Amway                          65,000        386
     Berjaya Group                 200,000        246
     Berjaya Sports                150,000        707

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
   MALAYSIA -- (continued)
     Commerce Asset Holdings       160,000    $   422
     Commerce Asset Rights*         32,000          2
     Commerce Asset Warrants*       20,000         --
     DCB Holdings                   80,000        254
     Diversified Resource           85,000        180
     IOI                           250,000        285
     Konsortium Perkapalan          70,000        413
     Malayan Banking                60,000        630
     Malayan National Reinsurance  120,000        292
     Public Bank-F                 145,333        227
     Renong                        400,000        523
     Rothmans of Pall Mall          50,000        491
     Sime UEP Properties           205,000        443
     Star Publications             115,000        492
     Telekom Malaysia               96,000        449
     UMW Holdings                   80,000        377
     United Engineers-F             79,000        570
                                              -------
                                                7,389
                                              -------
   PHILIPPINES -- 3.0%
     Belle*                        500,000        146
     C & P Homes                    55,000         21
     Filinvest Land*             1,000,000        250
     Manila Electric, Cl B          36,920        182
     Metro Bank & Trust              6,194        132
     Petron                        264,000         67
     Pilipino Telephone*           150,000         75
     Philippine Long
       Distance Telephone            3,600        117
     Philippine Long Distance
       Telephone ADR                 3,000        193
     San Miguel, Cl B               54,450        144
                                              -------
                                                1,327
                                              -------
   SINGAPORE -- 11.2%
     City Developments              57,600        564
     DBS Land                      140,000        443
     Development Bank
       of Singapore-F               46,000        579
     Fraser & Neave                 33,600        240
     Keppel                         42,000        187
     Keppel, Cl A                   10,500         46
     Keppel Land                   155,000        412

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
     Marco Polo Development        200,000    $   428
     Oversea-Chinese Banking-F      67,160        695
     Overseas Union Bank-F          40,000        249
     Overseas Union Bank Rights*     8,000         11
     Singapore International
       Airlines-F                   33,000        296
     Singapore Press-F              18,400        371
     United Overseas Bank           50,000        514
                                              -------
                                                5,035
                                              -------
   SOUTH KOREA -- 3.2%
     Koomkin Bank GDR               22,026        479
     Korea Fund                     47,451        706
     Samsung Electronics GDS*        1,811        102
     SK Telecom ADR                 12,875        130
                                              -------
                                                1,417
                                              -------
   TAIWAN -- 1.6%
     Taiwan Fund                    27,500        698
                                              -------
   THAILAND -- 3.2%
     BEC World Public               35,000        300
     Grammy Entertainment           25,000        278
     PTT Exploration-F              48,000        697
     Total Access Communications    35,000        162
                                              -------
                                                1,437
                                              -------
TOTAL FOREIGN COMMON STOCKS
   (Cost $36,076)                              42,603
                                              -------
TOTAL INVESTMENTS -- 95.2%
   (Cost $36,076)                              42,603
                                              -------
OTHER ASSETS AND LIABILITIES -- 4.8%
   Other Assets and Liabilities, Net            2,144
                                              -------

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS


DESCRIPTION                                  VALUE (000)
================================================================================
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 3,600,032 outstanding shares
   of beneficial interest                     $37,737
Portfolio Shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 65,577 outstanding shares
   of beneficial interest                         519
Distributions in excess of net
  investment income                               (32)
Accumulated net realized gain on investments       20
Accumulated net realized loss from
   foreign currency transactions                  (24)
Net unrealized appreciation on investments      6,527
                                              -------
TOTAL NET ASSETS -- 100.0%                    $44,747
                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $12.21
                                              =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR CLASS           $12.18
                                              =======
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTOR CLASS ($12.18 / 95.5%)             $12.75
                                              =======

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

*NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

F -- FOREIGN REGISTRY SHARES

GDR -- GLOBAL DEPOSITORY RECEIPT

GDS -- GLOBAL DEPOSITORY SHARES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS

[GRAPHIC OMITTED]

LATIN AMERICA EQUITY FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

COLOMBIA                 4%
REGIONAL                 5%
CHILE                    9%
ARGENTINA               14%
MEXICO                  17%
BRAZIL                  51%

% OF TOTAL PORTFOLIO INVESTMENTS(1)


                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
FOREIGN COMMON STOCKS -- 69.1%
   ARGENTINA -- 13.0%
     Cresud                        117,000   $    259
     Disco*                         10,000        396
     Irsa Inversiones              100,000        437
     Perez Companc                  83,643        668
     Quilmes Industrial Quins ADR   46,700        543
     Telefonica de Argentina ADR    23,000        796
     YPF ADR                        15,000        461
                                             --------
                                                3,560
                                             --------
   BRAZIL -- 22.8%
     Bompreco Supermercado GDR      36,500        887
     Centrais Electricas Bras    1,000,000        571
     Light Participacoes         1,200,000        478
     Light Services de
       Electricid                1,000,000        498
     Telebras ADR                   25,000      3,794
                                             --------
                                                6,228
                                             --------
   CHILE -- 8.3%
     Andina Embotelladora ADR, Cl A  9,000        193
     Andina Embotelladora ADR, Cl B  9,000        188
     Chilgener ADR                  15,000        420
     CIA Telecomunicacion
       Chile ADR                    10,625        351
     Enersis ADR                    10,000        356

                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
================================================================================
     Santa Isabel ADR               15,000   $    484
     Vina Concha y Toro Chile ADR    9,500        294
                                             --------
                                                2,286
                                             --------
   COLOMBIA -- 4.1%
     Credicorp                      15,000        330
     Telefonica de Peru ADR         30,000        786
                                             --------
                                                1,116
                                             --------
   MEXICO -- 15.9%
     Alfa                           50,000        341
     Cemex CPO                      75,000        321
     Consorcio Ara*                 71,000        250
     Empresas ICA ADR               10,000        161
     Fomento Econo Mexicana, Cl B  100,000        596
     Gruma, Cl B*                   80,800        376
     Grupo Elektra                  30,000        327
     Grupo Imsa ADR                 15,000        405
     Grupo Posadas, Series L       500,000        308
     Grupo Televisa                  6,000        182
     Organizacion Soriana, Cl B    200,000        502
     Sanluis                        80,000        593
                                             --------
                                                4,362
                                             --------
   REGIONAL -- 5.0%
     BHI                            14,638        322
     Bladex                          6,000        259
     Panamerican Beverages ADR      24,000        789
                                             --------
                                                1,370
                                             --------
TOTAL FOREIGN COMMON STOCKS
   (Cost $14,512)                              18,922
                                             --------
FOREIGN PREFERRED STOCKS -- 26.7%
   BRAZIL -- 26.7%
     Banco Bradesco             80,000,000        803
     CIA Bras Distr Pao Acucar  17,760,780        404
     CIA Cervejaria Brahma         800,000        613
     CIA Energetica Minas       19,900,000      1,026
     CIA Vale Do Rio Doce           25,000        557
     Ericsson Telecomunoicacoes 15,000,000        892
     Itau Banco                  1,200,000        672
     Petrol Brasileiros          3,500,000        959
     Sadia Concordia               270,000        288
     Telecomunicacoes de
       Sao Paulo                 2,200,000        715

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS

                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
================================================================================
   BRAZIL -- (continued)
     Telecomunicacoes de
       Sao Paulo Rights*            65,365    $     1
     Votorantim Celulose Papel  12,000,000        368
                                              -------
                                                7,298
                                              -------
TOTAL FOREIGN PREFERRED STOCKS
   (Cost $5,227)                                7,298
                                              -------
TOTAL INVESTMENTS -- 95.8%
   (Cost $19,739)                              26,220
                                              -------
OTHER ASSETS AND LIABILITIES -- 4.2%
   Other Assets and Liabilities, Net            1,150
                                              -------
NET ASSETS:
Portfolio Shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 1,856,136 outstanding shares
   of beneficial interest                      20,057
Undistributed net investment income                81
Accumulated net realized gain on investments      764
Accumulated net realized loss on
   foreign currency transactions                  (12)
Net unrealized depreciation on
   foreign currency and translation
   of other assets and liabilities
   denominated in foreign currencies               (1)
Net unrealized appreciation on investments      6,481
                                              -------
TOTAL NET ASSETS -- 100.0%                    $27,370
                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS              $14.75
                                              =======

--------------------------------------------------------------------------------
(1) THE CHART PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF THE TOTAL VALUE OF THE INVESTMENT PORTFOLIO AND IS NOT A STATEMENT OF NET ASSETS. THE STATEMENT OF NET ASSETS PRESENTS THE VALUE OF INVESTMENTS AS A PERCENTAGE OF TOTAL NET ASSETS.

*NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

GDR -- GLOBAL DEPOSITORY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)

June 30, 1997


                                                                                        INTERNATIONAL FIXED
                                                                                            INCOME FUND
===========================================================================================================
ASSETS:
    Investments at market value (Cost $15,363)                                                $15,086
    Cash and foreign currency                                                                   1,938
    Receivable for portfolio shares sold                                                           48
    Other assets                                                                                  332
                                                                                              -------
    Total assets                                                                               17,404
                                                                                              -------
LIABILITIES:
    Accrued expenses                                                                               13
                                                                                              -------
    Total liabilities                                                                              13
                                                                                              -------
NET ASSETS:
    Portfolio Shares of the Trust Class (unlimited authorization -
      no par value) based on 1,760,938 outstanding
      shares of beneficial interest                                                            17,866
    Portfolio Shares of the Investor Class (unlimited authorization -
      no par value) based on 8,075 outstanding
      shares of beneficial interest                                                                88
    Undistributed net investment income                                                           310
    Accumulated net realized loss on investments                                                 (191)
    Accumulated net realized loss from foreign currency transactions                             (313)
    Net unrealized depreciation on foreign currency and translation of other
      assets and liabilities denominated in foreign currencies                                    (92)
    Net unrealized depreciation on investments                                                   (277)
                                                                                              -------
NET ASSETS                                                                                    $17,391
                                                                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICEPER SHARE -- TRUST CLASS                        $  9.83
                                                                                              =======
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- INVESTOR CLASS                              $  9.80
                                                                                              =======
MAXIMUM OFFERING PRICE PER SHARE -- INVESTOR CLASS ($9.80 / 95.5%)                            $ 10.26
                                                                                              =======


The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENTS OF OPERATIONS (000)

For the Period Ended June 30, 1997


                                                             TREASURY     GOVERNMENT                 TAX-EXEMPT
                                                           MONEY MARKET  MONEY MARKET MONEY MARKET  MONEY MARKET
                                                               FUND          FUND         FUND          FUND
==================================================================================================================
INVESTMENT INCOME:
    Interest                                                  $4,786        $6,703       $17,317       $4,225
                                                              ------        ------       -------       ------
EXPENSES:
    Administration fees                                          138           184           471          175
    Less: administration fees waived                             (76)         (100)         (256)         (96)
    Investment advisory fees                                     323           245         1,099          409
    Less: investment advisory fees waived                       (144)           --          (471)        (189)
    Custody fees                                                   6            11            26           10
    Transfer agency fees                                          16            26            62           22
    Professional fees                                              9            16            43           15
    Registration & filing fees                                     1             8            22           13
    Printing                                                       5             7            20            7
    Trustee fees                                                   1             2             5            2
    Insurance                                                      1             1             2            1
    Pricing                                                        1             2             4            2
    Distribution fees (1)                                         10             7             3            3
    Amortization of deferred organization costs                    1             2             2            1
    Miscellaneous                                                 11            --             1           --
                                                              ------        ------       -------       ------
        Total expenses                                           303           411         1,033          375
                                                              ------        ------       -------       ------
 Net investment income                                         4,483         6,292        16,284        3,850
                                                              ------        ------       -------       ------
 NET REALIZED LOSS ON INVESTMENTS:
   Net realized loss from securities transactions                 (3)           --            --           (4)
                                                              ------        ------       -------       ------
 Net increase in net assets from operations                   $4,480        $6,292       $16,284       $3,846
                                                              ======        ======       =======       ======

 (1) ALL DISTRIBUTION FEES ARE INCURRED AT THE INVESTOR CLASS LEVEL.

The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

STATEMENTS OF OPERATIONS (000)

For the Period Ended June 30, 1997



                                                                         INTERMEDIATE
                                                                          GOVERNMENT    TAX-EXEMPT   INTERNATIONAL
                                                           FIXED INCOME  FIXED INCOME  FIXED INCOME  FIXED INCOME     BALANCED
                                                               FUND          FUND         FUND           FUND           FUND
====================================================================================================================================
INVESTMENT INCOME:
    Dividends                                                 $   --        $   --        $   --       $   --          $  534
    Interest                                                   4,349         1,791         1,105          459             644
    Less: foreign taxes withheld                                  --            --            --           --              (2)
                                                              ------        ------        ------       ------          ------
    Total investment income                                    4,349         1,791         1,105          459           1,176
                                                              ------        ------        ------       ------          ------
EXPENSES:
    Administration fees                                           95            41            29           13              46
    Investment advisory fees                                     381           164           117           71             215
    Less: investment advisory fees waived                        (63)          (27)          (22)          --              --
    Custody fees                                                   5             2             2            4               3
    Transfer agency fees                                          13             6             4            2               6
    Professional fees                                              8             3             2            2               4
    Registration & filing fees                                     4            --            --           --               3
    Printing                                                       4             2             1            1               2
    Trustee fees                                                   1            --            --           --              --
    Insurance                                                     --            --            --           --              --
    Pricing                                                        1             1             1            6               1
    Distribution fees (1)                                          1            --             1           --               5
    Amortization of deferred organization costs                    1             1             2            1               1
    Miscellaneous                                                  2             2             4           --              --
                                                              ------        ------        ------       ------          ------
        Total expenses                                           453           195           141          100             286
                                                              ------        ------        ------       ------          ------
 Net investment income (loss)                                  3,896         1,596           964          359             890
                                                              ------        ------        ------       ------          ------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions         578            45           (82)          30             871
   Net realized loss from foreign currency transactions           --            --            --         (330)             --
   Net change in unrealized appreciation (depreciation)
      on investments                                            (474)          (73)          235         (820)          6,510
   Net change in unrealized depreciation on foreign
      currency and translation of other assets
      and liabilities in foreign currencies                       --            --            --          (58)             --
                                                              ------        ------        ------       ------          ------
Net gain (loss) on investments                                   104           (28)          153       (1,178)          7,381
                                                              ------        ------        ------       ------          ------
Net increase (decrease) in net assets from operations         $4,000        $1,568        $1,117       $ (819)         $8,271
                                                              ======        ======        ======       ======          ======


                                                                                                                      LATIN
                                                                             INTERNATIONAL                ASIAN      AMERICA
                                                            VALUE    GROWTH     EQUITY       SMALL CAP   TIGERS      EQUITY
                                                            FUND      FUND       FUND          FUND       FUND        FUND
============================================================================================================================
INVESTMENT INCOME:
    Dividends                                             $ 2,349   $   902    $ 1,128       $   49      $  365      $  208
    Interest                                                  190       146         28           25          27          22
    Less: foreign taxes withheld                               --        --       (125)          --         (29)         (7)
                                                          -------   -------    -------       ------      ------      ------
    Total investment income                                 2,539     1,048      1,031           74         363         223
                                                          -------   -------    -------       ------      ------      ------
EXPENSES:
    Administration fees                                       139        81         75           26          28          14
    Investment advisory fees                                  738       430        499          140         186          96
    Less: investment advisory fees waived                      --        --         --           --          --          --
    Custody fees                                                8         5         63            1          63          17
    Transfer agency fees                                       18        10         10            4           4           1
    Professional fees                                          12         7          6            2           2           1
    Registration & filing fees                                  8         4          1            2           4           5
    Printing                                                    6         3          3            1           2           1
    Trustee fees                                                1         1          1           --          --          --
    Insurance                                                   1        --         --           --          --          --
    Pricing                                                     2         1          7            1           6           6
    Distribution fees (1)                                       2         4          2            1           1          --
    Amortization of deferred organization costs                 2         1          1            1           1           1
    Miscellaneous                                              --        --         --           --          --          --
                                                          -------   -------    -------       ------      ------      ------
        Total expenses                                        937       547        668          179         297         142
                                                          -------   -------    -------       ------      ------      ------
 Net investment income (loss)                               1,602       501        363         (105)         66          81
                                                          -------   -------    -------       ------      ------      ------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions    1,813     4,701         93        3,310         (23)        872
   Net realized loss from foreign currency transactions        --        --        (22)          --         (20)        (12)
   Net change in unrealized appreciation (depreciation)
      on investments                                       28,206    10,534     13,570         (883)      1,094       6,064
   Net change in unrealized depreciation on foreign
      currency and translation of other assets
      and liabilities in foreign currencies                    --        --        (14)          --          --          (1)
                                                          -------   -------    -------       ------      ------      ------
Net gain (loss) on investments                             30,019    15,235     13,627        2,427       1,051       6,923
                                                          -------   -------    -------       ------      ------      ------
Net increase (decrease) in net assets from operations     $31,621   $15,736    $13,990       $2,322      $1,117      $7,004
                                                          =======   =======    =======       ======      ======      ======

(1) ALL DISTRIBUTION FEES ARE INCURRED AT THE INVESTOR CLASS LEVEL.

The accompanying notes are an integral part of the financial statements.

42 & 43

                                                                   JUNE 30, 1997

                                                                  [LOGO OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Period Ended June 30, 1997 (Unaudited) and for the Year Ended December 31, 1996.



                                                                                        TREASURY               GOVERNMENT
                                                                                      MONEY MARKET            MONEY MARKET
                                                                                          FUND                    FUND
===============================================================================================================================
                                                                                     1997       1996        1997        1996
===============================================================================================================================
 OPERATIONS:
   Net investment income                                                         $   4,483   $   7,062   $   6,292   $  11,108
   Net realized gain (loss) from security transactions                                  (3)         (1)         --          (2)
                                                                                 ---------   ---------   ---------   ---------
   Net increase in net assets resulting from operations                              4,480       7,061       6,292      11,106
                                                                                 ---------   ---------   ---------   ---------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Trust Class                                                                    (4,298)     (6,642)     (6,162)    (10,893)
     Investor Class                                                                   (185)       (420)       (130)       (215)
                                                                                 ---------   ---------   ---------   ---------
       Total dividends distributed                                                  (4,483)     (7,062)     (6,292)    (11,108)
                                                                                 ---------   ---------   ---------   ---------
 CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Proceeds from shares issued                                                   439,634     631,686     331,933     607,944
     Shares issued in lieu of cash distributions                                         3           5          --          --
     Cost of shares repurchased                                                   (384,445)   (585,711)   (367,875)   (559,165)
                                                                                 ---------   ---------   ---------   ---------
     Increase (decrease) in net assets derived from Trust Class transactions        55,192      45,980     (35,942)     48,779
                                                                                 ---------   ---------   ---------   ---------
   INVESTOR CLASS:
     Proceeds from shares issued                                                    11,638      34,202      16,124      32,591
     Shares issued in lieu of cash distributions                                       195         417         131         208
     Cost of shares repurchased                                                    (16,494)    (31,639)    (16,836)    (30,708)
                                                                                 ---------   ---------   ---------   ---------
     Increase (decrease) in net assets derived from Investor Class transactions     (4,661)      2,980        (581)      2,091
                                                                                 ---------   ---------   ---------   ---------
     Increase (decrease) in net assets derived from capital share transactions      50,531      48,960     (36,523)     50,870
                                                                                 ---------   ---------   ---------   ---------
   Net increase (decrease)in net assets                                             50,528      48,959     (36,523)     50,868

 NET ASSETS:
   Beginning of year                                                               167,365     118,406     261,485     210,617
                                                                                 ---------   ---------   ---------   ---------
   End of period                                                                 $ 217,893   $ 167,365   $ 224,962   $ 261,485
                                                                                 =========   =========   =========   =========
 CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Shares issued                                                                 439,634     631,686     331,933     607,944
     Shares issued in lieu of cash distributions                                         3           5          --          --
     Shares repurchased                                                           (384,445)   (585,711)   (367,875)   (559,165)
                                                                                 ---------   ---------   ---------   ---------
       Total Trust Class transactions                                               55,192      45,980     (35,942)     48,779
                                                                                 ---------   ---------   ---------   ---------
   INVESTOR CLASS:
     Shares issued                                                                  11,638      34,202      16,124      32,591
     Shares issued in lieu of cash distributions                                       195         417         131         208
     Shares repurchased                                                            (16,494)    (31,639)    (16,836)    (30,708)
                                                                                 ---------   ---------   ---------   ---------
       Total Investor Class transactions                                            (4,661)      2,980        (581)      2,091
                                                                                 ---------   ---------   ---------   ---------
       Increase (decrease) in capital shares                                        50,531      48,960     (36,523)     50,870
                                                                                 =========   =========   =========   =========



                                                                                                                    TAX-EXEMPT
                                                                                        MONEY MARKET               MONEY MARKET
                                                                                            FUND                       FUND
===================================================================================================================================
                                                                                      1997        1996           1997       1996
===================================================================================================================================
OPERATIONS:
   Net investment income                                                          $  16,284   $    28,560     $   3,850   $   5,246
   Net realized gain (loss) from security transactions                                   --            --            (4)          7
                                                                                  ---------   -----------     ---------   ---------
   Net increase in net assets resulting from operations                              16,284        28,560         3,846       5,253
                                                                                  ---------   -----------     ---------   ---------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Trust Class                                                                    (16,227)      (28,488)       (3,813)     (5,159)
     Investor Class                                                                     (57)          (72)          (37)        (87)
                                                                                  ---------   -----------     ---------   ---------
       Total dividends distributed                                                  (16,284)      (28,560)       (3,850)     (5,246)
                                                                                  ---------   -----------     ---------   ---------
 CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Proceeds from shares issued                                                    630,535     1,564,751       427,441     492,151
     Shares issued in lieu of cash distributions                                         --            --            --          --
     Cost of shares repurchased                                                    (621,575)   (1,441,724)     (349,323)   (472,474)
                                                                                  ---------   -----------     ---------   ---------
     Increase (decrease) in net assets derived from Trust Class transactions          8,960       123,027        78,118      19,677
                                                                                  ---------   -----------     ---------   ---------
   INVESTOR CLASS:
     Proceeds from shares issued                                                      9,157         5,375        15,507      13,188
     Shares issued in lieu of cash distributions                                         51            70            32          90
     Cost of shares repurchased                                                      (8,536)       (5,337)      (14,796)    (13,715)
                                                                                  ---------   -----------     ---------   ---------
     Increase (decrease) in net assets derived from Investor Class transactions         672           108           743        (437)
                                                                                  ---------   -----------     ---------   ---------
     Increase (decrease) in net assets derived from capital share transactions        9,632       123,135        78,861      19,240
                                                                                  ---------   -----------     ---------   ---------
   Net increase (decrease)in net assets                                               9,632       123,135        78,857      19,247

 NET ASSETS:
   Beginning of year                                                                600,181       477,046       190,436     171,189
                                                                                  ---------   -----------     ---------   ---------
   End of period                                                                  $ 609,813   $   600,181     $ 269,293   $ 190,436
                                                                                  =========   ===========     =========   =========
 CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Shares issued                                                                  630,535     1,564,751       427,441     492,151
     Shares issued in lieu of cash distributions                                         --            --            --
     Shares repurchased                                                            (621,575)   (1,441,724)     (349,323)   (472,474)
                                                                                  ---------   -----------     ---------   ---------
       Total Trust Class transactions                                                 8,960       123,027        78,118      19,677
                                                                                  ---------   -----------     ---------   ---------
   INVESTOR CLASS:
     Shares issued                                                                    9,157         5,375        15,507      13,188
     Shares issued in lieu of cash distributions                                         51            70            32          90
     Shares repurchased                                                              (8,536)       (5,337)      (14,796)    (13,715)
                                                                                  ---------   -----------     ---------   ---------
       Total Investor Class transactions                                                672           108           743        (437)
                                                                                  ---------   -----------     ---------   ---------
       Increase (decrease) in capital shares                                          9,632       123,135        78,861      19,240
                                                                                  =========   ===========     =========   =========



The accompanying notes are an integral part of the financial statements.

44 & 45

                                                                   JUNE 30, 1997

                                                                  [LOGO OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Period Ended June 30, 1997 (Unaudited) and for the Year Ended December 31, 1996.



                                                          FIXED            INTERMEDIATE         TAX-EXEMPT           INTERNATIONAL
                                                         INCOME          GOVERNMENT FIXED      FIXED INCOME          FIXED INCOME
                                                          FUND              INCOME FUND            FUND                  FUND
====================================================================================================================================
                                                    1997       1996      1997       1996      1997      1996       1997       1996
====================================================================================================================================
OPERATIONS:
   Net investment income                          $  3,896  $  7,401   $ 1,596    $ 3,596   $   964  $  2,264    $   359    $   819
   Net realized gain (loss) from security and
     foreign currency transactions                     578       944        45     (1,069)      (82)      123       (300)       189
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions                    (474)   (4,280)      (73)      (412)      235    (1,230)      (878)      (458)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
   Net increase (decrease) in net assets
     resulting from operations                       4,000     4,065      1,568     2,115     1,117     1,157       (819)       550
                                                  --------  --------   -------    -------   -------  --------    -------    -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Trust Class                                    (3,881)   (7,368)   (1,592)    (3,552)     (948)   (2,225)        --     (1,079)
     Investor Class                                    (12)      (34)       (4)       (41)      (14)      (40)        --         (7)
   Net realized gains:
     Trust Class                                        --        --        --         --        --        --         --         --
     Investor Class                                     --        --        --         --        --        --         --         --
                                                  --------  --------   -------    -------   -------  --------    -------    -------
       Total dividends distributed                  (3,893)   (7,402)   (1,596)    (3,593)     (962)   (2,265)        --     (1,086)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Proceeds from shares issued                    15,255    26,722     2,872     14,074     2,411     2,028      4,386      7,829
     Shares issued in lieu of cash distributions         2        --        --         --        --        --         --         --
     Cost of shares repurchased                     (7,262)  (25,038)   (9,098)   (29,218)   (4,648)  (11,274)    (3,821)    (7,168)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
     Increase (decrease) in net assets derived
       from Trust Class transactions                 7,995     1,684    (6,226)   (15,144)   (2,237)   (9,246)       565        661
                                                  --------  --------   -------    -------   -------  --------    -------    -------
   INVESTOR CLASS:
     Proceeds from shares issued                        --       102        --         10        --        37          1         24
     Shares issued in lieu of cash distributions        12        34         4         41        14        40         --          7
     Cost of shares repurchased                        (36)     (303)     (115)    (2,695)     (146)     (497)       (29)       (41)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
     Increase (decrease) in net assets derived
       from Investor Class transactions                (24)     (167)     (111)    (2,644)     (132)     (420)       (28)       (10)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
     Increase (decrease) in net assets derived
       from capital share transactions               7,971     1,517    (6,337)   (17,788)   (2,369)   (9,666)       537        651
                                                  --------  --------   -------    -------   -------  --------    -------    -------
CONTRIBUTIONS OF CAPITAL FROM AFFILIATE:                --        --        --         --        --        --         --         --
                                                  --------  --------   -------    -------   -------  --------    -------    -------
   Net increase (decrease) in net assets             8,078    (1,820)   (6,365)   (19,266)   (2,214)  (10,774)      (282)       115

NET ASSETS:
   Beginning of period                             124,389   126,209    57,146     76,412    40,436    51,210     17,673     17,558
                                                  --------  --------   -------    -------   -------  --------    -------    -------
   End of period                                  $132,467  $124,389   $50,781    $57,146   $38,222  $ 40,436    $17,391    $17,673
                                                  ========  ========   =======    =======   =======  ========    =======    =======
CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Shares issued                                   1,528     2,660       291      1,424       241       204        447        745
     Shares issued in lieu of cash distributions        --        --        --         --        --        --         --         --
     Shares repurchased                               (726)   (2,503)     (924)    (2,955)     (468)   (1,135)      (401)      (679)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
       Total Trust Class transactions                  802       157      (633)    (1,531)     (227)     (931)        46         66
                                                  --------  --------   -------    -------   -------  --------    -------    -------
   INVESTOR CLASS:
     Shares issued                                      --        10        --          1        --         4         --          2
     Shares issued in lieu of cash distributions         1         3         1          4         2         4         --          1
     Shares repurchased                                 (3)      (30)      (12)      (273)      (15)      (50)        (3)        (4)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
       Total Investor Class transactions                (2)      (17)      (11)      (268)      (13)      (42)        (3)        (1)
                                                  --------  --------   -------    -------   -------  --------    -------    -------
       Increase (decrease) in capital shares           800       140      (644)    (1,799)     (240)     (973)        43         65
                                                  ========  ========   =======    =======   =======  ========    =======    =======



                                                                                                                    INTERNATIONAL
                                                        BALANCED             VALUE                GROWTH               EQUITY
                                                          FUND               FUND                  FUND                 FUND
====================================================================================================================================
                                                    1997      1996      1997       1996       1997       1996      1997      1996
====================================================================================================================================
OPERATIONS:
   Net investment income                          $   890  $  1,747  $  1,602   $  3,193   $    501  $  1,225   $    363  $    386
   Net realized gain (loss) from security and
     foreign currency transactions                    871     3,483     1,813     14,781      4,701     5,669         71       531
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions                  6,510     1,658    28,206      9,618     10,534    10,988     13,556     7,529
                                                  -------  --------  --------   --------   --------  --------   --------  --------
   Net increase (decrease) in net assets
     resulting from operations                      8,271     6,888    31,621     27,592     15,736    17,882     13,990     8,446
                                                  -------  --------  --------   --------   --------  --------   --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Trust Class                                     (837)   (1,638)   (1,589)    (3,167)      (483)   (1,202)        --      (238)
     Investor Class                                   (49)     (111)      (12)       (31)       (11)      (31)        --        --
   Net realized gains:
     Trust Class                                       --    (3,719)       --    (13,897)        --    (6,079)        --      (915)
     Investor Class                                    --      (259)       --       (141)        --      (189)        --       (16)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
       Total dividends distributed                   (886)   (5,727)   (1,601)   (17,236)      (494)   (7,501)        --    (1,169)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Proceeds from shares issued                    9,731    16,720    24,994     53,326     20,667    31,892     13,404    35,035
     Shares issued in lieu of cash distributions        6        --         7         --          3        --         --        --
     Cost of shares repurchased                    (6,312)  (13,137)   (7,404)   (30,087)    (9,941)  (24,937)   (14,579)  (23,444)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
     Increase (decrease) in net assets derived
       from Trust Class transactions                3,425     3,583    17,597     23,239     10,729     6,955     (1,175)   11,591
                                                  -------  --------  --------   --------   --------  --------   --------  --------
   INVESTOR CLASS:
     Proceeds from shares issued                      161       199        53        184        104       269        149        65
     Shares issued in lieu of cash distributions       48       366        12        169         11       218         --        15
     Cost of shares repurchased                      (368)     (901)     (203)      (306)      (157)     (474)      (345)     (300)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
     Increase (decrease) in net assets derived
       from Investor Class transactions              (159)     (336)     (138)        47        (42)       13       (196)     (220)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
     Increase (decrease) in net assets derived
       from capital share transactions              3,266     3,247    17,459     23,286     10,687     6,968     (1,371)   11,371
                                                  -------  --------  --------   --------   --------  --------   --------  --------
CONTRIBUTIONS OF CAPITAL FROM AFFILIATE:               --        --        --         --         --        --         --       197
                                                  -------  --------  --------   --------   --------  --------   --------  --------
   Net increase (decrease) in net assets           10,651     4,408    47,479     33,642     25,929    17,349     12,619    18,845

NET ASSETS:
   Beginning of period                             58,256    53,848   166,382    132,740     98,246    80,897     98,050    79,205
                                                  -------  --------  --------   --------   --------  --------   --------  --------
   End of period                                  $68,907  $ 58,256  $213,861   $166,382   $124,175  $ 98,246   $110,669  $ 98,050
                                                  =======  ========  ========   ========   ========  ========   ========  ========
CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Shares issued                                    848     1,522     1,734      4,037      1,460     2,575        810     2,309
     Shares issued in lieu of cash distributions       --        --        --         --         --        --         --        --
     Shares repurchased                              (552)   (1,195)     (516)    (2,296)      (714)   (2,023)      (895)   (1,541)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
       Total Trust Class transactions                 296       327     1,218      1,741        746       552        (85)      768
                                                  -------  --------  --------   --------   --------  --------   --------  --------
   INVESTOR CLASS:
     Shares issued                                     14        18         3         15          7        21          9         4
     Shares issued in lieu of cash distributions        4        33         1         12          1        17         --         1
     Shares repurchased                               (32)      (81)      (14)       (23)       (12)      (37)       (21)      (19)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
       Total Investor Class transactions              (14)      (30)      (10)         4         (4)        1        (12)      (14)
                                                  -------  --------  --------   --------   --------  --------   --------  --------
       Increase (decrease) in capital shares          282       297     1,208      1,745        742       553        (97)      754
                                                  =======  ========  ========   ========   ========  ========   ========  ========



The accompanying notes are an integral part of the financial statements.

46 & 47

                                                                   JUNE 30, 1997

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Period Ended June 30, 1997 (Unaudited) and for the Period Ended December 31, 1996.



                                                                                                      LATIN
                                                             SMALL                ASIAN              AMERICA
                                                              CAP                TIGERS              EQUITY
                                                             FUND                 FUND                FUND*
=================================================================================================================
                                                        1997      1996       1997      1996      1997       1996
=================================================================================================================
OPERATIONS:
   Net investment income (loss)                       $  (105)  $   (82)   $    66  $    69    $    81   $   (24)
   Net realized gain (loss) from security
     and foreign currency transactions                  3,310     5,081        (43)     228        860      (111)
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions                       (883)      668      1,094    3,452      6,063       417
                                                      -------   -------    -------  -------    -------   -------
   Net increase in net assets resulting
     from operations                                    2,322     5,667      1,117    3,749      7,004       282
                                                      -------   -------    -------  -------    -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Trust Class                                           --        --         --     (117)        --        --
     Investor Class                                        --        --         --       (1)        --        --
   Net realized gains:
     Trust Class                                           --    (4,625)        --      (49)        --        --
     Investor Class                                        --       (73)        --       (1)        --        --
                                                      -------   -------    -------  -------    -------   -------
       Total dividends distributed                         --    (4,698)        --     (168)        --        --
                                                      -------   -------    -------  -------    -------   -------
CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Proceeds from shares issued                        6,154    20,885     13,474   13,074     11,538    11,807
     Shares issued in lieu of cash distributions           --        --         --       --         --        --
     Cost of shares repurchased                        (7,223)   (9,294)    (4,161)  (6,097)    (2,662)     (599)
                                                      -------   -------    -------  -------    -------   -------
     Increase (decrease) in net assets derived
       from Trust Class transactions                   (1,069)   11,591      9,313    6,977      8,876    11,208
                                                      -------   -------    -------  -------    -------   -------
   INVESTOR CLASS:
     Proceeds from shares issued                           15        73     11,305    1,535         --        --
     Shares issued in lieu of cash distributions           --        65         --        2         --        --
     Cost of shares repurchased                           (47)     (141)   (11,430)  (1,575)        --        --
                                                      -------   -------    -------  -------    -------   -------
     Decrease in net assets derived from
       Investor Class transactions                        (32)       (3)      (125)     (38)        --        --
                                                      -------   -------    -------  -------    -------   -------
     Increase (decrease) in net assets derived
       from capital share transactions                 (1,101)   11,588      9,188    6,939      8,876    11,208
                                                      -------   -------    -------  -------    -------   -------
CONTRIBUTIONS OF CAPITAL FROM AFFILIATE:                   --        --         --       44         --        --
                                                      -------   -------    -------  -------    -------   -------
   Net increase in net assets                           1,221    12,557     10,305   10,564     15,880    11,490

NET ASSETS:
   Beginning of period                                 36,954    24,397     34,442   23,878     11,490        --
                                                      -------   -------    -------  -------    -------   -------
   End of period                                      $38,175   $36,954    $44,747  $34,442    $27,370   $11,490
                                                      =======   =======    =======  =======    =======   =======
CAPITAL SHARE TRANSACTIONS:
   TRUST CLASS:
     Shares issued                                        480     1,582      1,133    1,147        945     1,182
     Shares issued in lieu of cash distributions           --        --         --       --         --        --
     Shares repurchased                                  (564)     (705)      (355)    (539)      (211)      (60)
                                                      -------   -------    -------  -------    -------   -------
       Total Trust Class transactions                     (84)      877        778      608        734     1,122
                                                      -------   -------    -------  -------    -------   -------
   INVESTOR CLASS:
     Shares issued                                          1         5        966      138         --        --
     Shares issued in lieu of cash distributions           --         5         --       --         --        --
     Shares repurchased                                    (4)      (10)      (971)    (138)        --        --
                                                      -------   -------    -------  -------    -------   -------
       Total Investor Class transactions                   (3)       --         (5)      --         --        --
                                                      -------   -------    -------  -------    -------   -------
       Increase (decrease) in capital shares              (87)      877        773      608        734     1,122
                                                      =======   =======    =======  =======    =======   =======


*COMMENCED OPERATIONS ON JULY 1, 1996.

The accompanying notes are an integral part of the financial statements.

                       This page intentionally left blank.

                                                                   JUNE 30, 1997

                                                                  [LOGO OMITTED]


FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period Ended June 30, 1997 (Unaudited) and for the Periods Ended December 31,



                                NET ASSET                  REALIZED        DIVIDENDS  DISTRIBUTIONS
                                  VALUE         NET     AND UNREALIZED     FROM NET       FROM           NET ASSET
                                BEGINNING   INVESTMENT       GAINS        INVESTMENT     CAPITAL         VALUE END        TOTAL
                                OF PERIOD     INCOME     ON SECURITIES      INCOME        GAINS          OF PERIOD       RETURN
-------------------------------------------------------------------------------------------------------------------------------
 TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                        $1.00        $0.02         $0.00          $(0.02)       $0.00            $1.00          4.97%
   1996                            1.00         0.05          0.00           (0.05)        0.00             1.00          4.80
   1995                            1.00         0.05          0.00           (0.05)        0.00             1.00          5.28
   1994                            1.00         0.04          0.00           (0.04)        0.00             1.00          3.58
   1993(1)                         1.00         0.03          0.00           (0.03)        0.00             1.00          2.56
   INVESTOR CLASS
   1997***                        $1.00        $0.02         $0.00          $(0.02)       $0.00            $1.00          4.71%
   1996                            1.00         0.04          0.00           (0.04)        0.00             1.00          4.54
   1995                            1.00         0.05          0.00           (0.05)        0.00             1.00          5.02
   1994                            1.00         0.03          0.00           (0.03)        0.00             1.00          3.32
   1993(2)                         1.00         0.02          0.00           (0.02)        0.00             1.00          2.29
-------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                        $1.00        $0.03         $0.00          $(0.03)       $0.00            $1.00          5.26%
   1996                            1.00         0.05          0.00           (0.05)        0.00             1.00          5.08
   1995                            1.00         0.05          0.00           (0.05)        0.00             1.00          5.59
   1994                            1.00         0.04          0.00           (0.04)        0.00             1.00          3.89
   1993(1)                         1.00         0.03          0.00           (0.03)        0.00             1.00          3.00
   INVESTOR CLASS
   1997***                        $1.00        $0.02         $0.00          $(0.02)       $0.00            $1.00          5.00%
   1996                            1.00         0.05          0.00           (0.05)        0.00             1.00          4.82
   1995                            1.00         0.05          0.00           (0.05)        0.00             1.00          5.33
   1994                            1.00         0.04          0.00           (0.04)        0.00             1.00          3.63
   1993(3)                         1.00         0.02          0.00           (0.02)        0.00             1.00          2.78
-------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                        $1.00        $0.03         $0.00          $(0.03)       $0.00            $1.00          5.31%
   1996                            1.00         0.05          0.00           (0.05)        0.00             1.00          5.13
   1995                            1.00         0.06          0.00           (0.06)        0.00             1.00          5.64
   1994                            1.00         0.04          0.00           (0.04)        0.00             1.00          3.97
   1993(1)                         1.00         0.03          0.00           (0.03)        0.00             1.00          3.01
   INVESTOR CLASS
   1997***                        $1.00        $0.02         $0.00          $(0.02)       $0.00            $1.00          5.05%
   1996                            1.00         0.05          0.00           (0.05)        0.00             1.00          4.87
   1995                            1.00         0.05          0.00           (0.05)        0.00             1.00          5.38
   1994                            1.00         0.04          0.00           (0.04)        0.00             1.00          3.71
   1993(4)                         1.00         0.02          0.00           (0.02)        0.00             1.00          2.76
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


                                                                                                    RATIO OF NET
                                                                                                     INVESTMENT
                                                                 RATIO OF NET   RATIO OF EXPENSES   INCOME (LOSS)
                                                    RATIO OF      INVESTMENT       TO AVERAGE        TO AVERAGE
                                   NET ASSETS       EXPENSES        INCOME         NET ASSETS        NET ASSETS      PORTFOLIO
                                     END OF        TO AVERAGE     TO AVERAGE       (EXCLUDING        (EXCLUDING      TURNOVER
                                  PERIOD (000)     NET ASSETS     NET ASSETS        WAIVERS)          WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------------------------
 TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                         $211,644           0.32%          4.87%            0.56%             4.63%           N/A
   1996                             156,455           0.44           4.70             0.59              4.55            N/A
   1995                             110,475           0.44           5.16             0.59              5.01            N/A
   1994                             111,545           0.45           3.50             0.61              3.34            N/A
   1993(1)                          108,495           0.47           2.53             0.62              2.38            N/A
   INVESTOR CLASS
   1997***                         $  6,249           0.57%          4.60%            0.81%             4.36%           N/A
   1996                              10,910           0.69           4.45             0.84              4.30            N/A
   1995                               7,931           0.69           4.89             0.84              4.74            N/A
   1994                               3,231           0.70           3.52             0.86              3.36            N/A
   1993(2)                            1,347           0.75           2.28             5.23**           (2.20)**         N/A
-------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                         $220,450           0.33%          5.14%            0.41%             5.06%           N/A
   1996                             256,392           0.44           4.96             0.44              4.96            N/A
   1995                             207,615           0.42           5.45             0.42              5.45            N/A
   1994                             157,140           0.42           3.81             0.42              3.81            N/A
   1993(1)                          159,401           0.45           2.92             0.45              2.92            N/A
   INVESTOR CLASS
   1997***                         $  4,512           0.58%          4.89%            0.66%             4.81%           N/A
   1996                               5,093           0.69           4.71             0.69              4.71            N/A
   1995                               3,002           0.67           5.18             0.67              5.18            N/A
   1994                               2,739           0.67           3.62             0.67              3.62            N/A
   1993(3)                            1,814           0.72           2.69             2.37**            1.04**          N/A
-------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                         $607,675           0.33%          5.18%            0.56%             4.95%           N/A
   1996                             598,715           0.43           5.02             0.58              4.87            N/A
   1995                             475,688           0.41           5.50             0.56              5.35            N/A
   1994                             460,583           0.41           3.93             0.56              3.78            N/A
   1993(1)                          367,110           0.46           2.92             0.61              2.77            N/A
   INVESTOR CLASS
   1997***                         $  2,138           0.58%          4.95%            0.81%             4.72%           N/A
   1996                               1,466           0.68           4.77             0.83              4.62            N/A
   1995                               1,358           0.66           5.22             0.81              5.07            N/A
   1994                                 605           0.66           4.13             0.81              3.98            N/A
   1993(4)                              118           0.72           2.69            10.48**           (7.09)**         N/A
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


50 & 51

                                                                   JUNE 30, 1997

                                                                  [LOGO OMITTED]

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period Ended June 30, 1997 (Unaudited) and for the Periods Ended December 31,




                                   NET ASSET                   REALIZED       DIVIDENDS   DISTRIBUTIONS
                                     VALUE         NET      AND UNREALIZED    FROM NET        FROM         NET ASSET
                                   BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT      CAPITAL       VALUE END     TOTAL
                                   OF PERIOD     INCOME      ON SECURITIES     INCOME         GAINS        OF PERIOD    RETURN
---------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                          $ 1.00        $0.02       $  0.00          $(0.02)      $ 0.00          $ 1.00       3.32%
   1996                               1.00         0.03          0.00           (0.03)        0.00            1.00       3.14
   1995                               1.00         0.03          0.00           (0.03)        0.00            1.00       3.49
   1994                               1.00         0.02          0.00           (0.02)        0.00            1.00       2.50
   1993(1)                            1.00         0.02          0.00           (0.02)        0.00            1.00       1.98
   INVESTOR CLASS
   1997***                          $ 1.00        $0.01       $  0.00          $(0.01)      $ 0.00          $ 1.00       3.06%
   1996                               1.00         0.03          0.00           (0.03)        0.00            1.00       2.88
   1995                               1.00         0.03          0.00           (0.03)        0.00            1.00       3.24
   1994                               1.00         0.02          0.00           (0.02)        0.00            1.00       2.24
   1993(5)                            1.00         0.01          0.00           (0.01)        0.00            1.00       1.65
---------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                          $10.06        $0.30        $ 0.00          $(0.30)      $ 0.00          $10.06       3.07%
   1996                              10.32         0.59         (0.26)          (0.59)        0.00           10.06       3.42
   1995                               9.30         0.59          1.02           (0.59)        0.00           10.32      17.75
   1994                              10.23         0.54         (0.93)          (0.54)        0.00            9.30      (3.82)
   1993(1)                           10.00         0.47          0.50           (0.47)       (0.27)          10.23       9.92
   INVESTOR CLASS
   1997***                          $10.09        $0.30        $(0.01)         $(0.29)      $ 0.00          $10.09       2.93%*
   1996                              10.35         0.57         (0.26)          (0.57)        0.00           10.09       3.24*
   1995                               9.32         0.55          1.04           (0.56)        0.00           10.35      17.40*
   1994                              10.24         0.50         (0.90)          (0.52)        0.00            9.32      (3.97)*
   1993(6)                           10.30         0.35          0.23           (0.37)       (0.27)          10.24       7.44*
---------------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE GOVERNMENT FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                          $ 9.85        $0.29         $0.00          $(0.29)      $ 0.00          $ 9.85       2.97%
   1996                              10.06         0.54         (0.21)          (0.54)        0.00            9.85       3.51
   1995                               9.33         0.54          0.73           (0.54)        0.00           10.06      13.86
   1994                              10.08         0.47         (0.75)          (0.47)        0.00            9.33      (2.78)
   1993(1)                           10.00         0.41          0.18           (0.41)       (0.10)          10.08       6.04
   INVESTOR CLASS
   1997***                          $ 9.85        $0.29        $(0.01)         $(0.28)      $ 0.00          $ 9.85       2.85%*
   1996                              10.05         0.49         (0.18)          (0.51)        0.00            9.85       3.30*
   1995                               9.32         0.49          0.76           (0.52)        0.00           10.05      13.59*
   1994                              10.07         0.43         (0.73)          (0.45)        0.00            9.32      (3.03)*
   1993(7)                           10.21         0.28         (0.02)          (0.30)       (0.10)          10.07       3.42*
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                                                 RATIO OF NET
                                                                                                  INVESTMENT
                                                               RATIO OF NET   RATIO OF EXPENSES  INCOME (LOSS)
                                                  RATIO OF      INVESTMENT       TO AVERAGE       TO AVERAGE
                                  NET ASSETS      EXPENSES        INCOME         NET ASSETS       NET ASSETS     PORTFOLIO
                                    END OF       TO AVERAGE     TO AVERAGE       (EXCLUDING       (EXCLUDING     TURNOVER
                                 PERIOD (000)    NET ASSETS     NET ASSETS        WAIVERS)         WAIVERS)        RATE
--------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                         $265,743         0.32%          3.29%            0.56%            3.05%          N/A
   1996                             187,629         0.40           3.10             0.56             2.94           N/A
   1995                             167,945         0.41           3.44             0.56             3.29           N/A
   1994                             161,054         0.43           2.52             0.59             2.36           N/A
   1993(1)                          116,000         0.45           1.97             0.60             1.82           N/A
   INVESTOR CLASS
   1997***                         $  3,550         0.57%          3.03%            0.81%            2.79%          N/A
   1996                               2,807         0.65           2.85             0.81             2.69           N/A
   1995                               3,244         0.66           3.19             0.81             3.04           N/A
   1994                               4,204         0.68           2.31             0.84             2.15           N/A
   1993(5)                            1,394         0.74           1.81             4.88**          (2.33)**        N/A
--------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                         $132,032         0.71%          6.14%            0.81%            6.04%          102%
   1996                             123,930         0.73           5.92             0.83             5.82           194
   1995                             125,563         0.74           5.97             0.84             5.87            59
   1994                              92,402         0.72           5.45             0.82             5.35           126
   1993(1)                          131,002         0.77           4.60             0.87             4.50           163
   INVESTOR CLASS
   1997***                         $    435         0.96%          5.89%            1.06%            5.79%          102%
   1996                                 459         0.98           5.65             1.08             5.55           194
   1995                                 646         0.99           5.72             1.09             5.62            59
   1994                                 442         0.98           5.38             1.08             5.28           126
   1993(6)                               86         1.06           4.08            42.44**         (37.30)**        163
--------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE GOVERNMENT FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                         $ 50,641         0.71%          5.85%            0.81%            5.75%          168%
   1996                              56,895         0.74           5.38             0.84             5.28           179
   1995                              73,466         0.73           5.48             0.83             5.38           115
   1994                              91,002         0.74           4.88             0.84             4.78           124
   1993(1)                          104,826         0.76           4.15             0.86             4.05            81
   INVESTOR CLASS
   1997***                         $    140         0.96%          5.58%            1.06%            5.48%          168%
   1996                                 251         0.99           4.87             1.09             4.77           179
   1995                               2,946         0.98           5.18             1.08             5.08           115
   1994                               1,133         1.02           5.05             1.12             4.95           124
   1993(7)                               46         1.04           3.85            77.08**         (72.19)**         81
--------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

52 & 53

                                                                   JUNE 30, 1997

                                                                  [LOGO OMITTED]

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period Ended June 30, 1997 (Unaudited) and for the Periods Ended December 31,




                                     NET ASSET                  REALIZED       DIVIDENDS   DISTRIBUTIONS
                                       VALUE         NET     AND UNREALIZED    FROM NET        FROM          NET ASSET
                                     BEGINNING   INVESTMENT  GAINS (LOSSES)   INVESTMENT      CAPITAL        VALUE END    TOTAL
                                     OF PERIOD     INCOME     ON SECURITIES     INCOME         GAINS         OF PERIOD   RETURN
 --------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT FIXED INCOME FUND
 --------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                            $ 9.99       $0.25         $ 0.05         $(0.25)       $ 0.00          $10.04      3.00%
   1996                                10.20        0.50          (0.21)         (0.50)         0.00            9.99      2.96
   1995                                 9.26        0.48           0.94          (0.48)         0.00           10.20     15.67
   1994                                10.23        0.44          (0.94)         (0.44)        (0.03)           9.26     (4.93)
   1993(1)                             10.00        0.42           0.42          (0.42)        (0.19)          10.23      8.64
   INVESTOR CLASS
   1997***                            $ 9.97       $0.24         $ 0.05         $(0.24)       $ 0.00          $10.02      2.89%*
   1996                                10.18        0.43          (0.17)         (0.47)         0.00            9.97      2.70*
   1995                                 9.24        0.43           0.97          (0.46)         0.00           10.18     15.43*
   1994                                10.22        0.40          (0.93)         (0.42)        (0.03)           9.24     (5.27)*
   1993(8)                             10.29        0.32           0.14          (0.34)        (0.19)          10.22      5.73*
 --------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FIXED INCOME FUND
 --------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                            $10.24       $0.20         $(0.61)        $ 0.00        $ 0.00          $ 9.83     (4.00)%
   1996                                10.58        0.48          (0.18)         (0.64)         0.00           10.24      2.82
   1995                                 9.54        0.62           1.38          (0.96)         0.00           10.58     20.99
   1994                                10.43        0.56          (0.72)         (0.55)        (0.18)           9.54     (1.47)
   1993(9)                             10.00        0.54           0.94          (0.64)        (0.41)          10.43     16.33
   INVESTOR CLASS
   1997***                            $10.23       $0.24         $(0.67)        $ 0.00        $ 0.00          $ 9.80     (4.20)%*
   1996                                10.56        0.54          (0.27)         (0.60)         0.00           10.23      2.62*
   1995                                 9.53        0.52           1.45          (0.94)         0.00           10.56     20.68*
   1994                                10.42        0.46          (0.64)         (0.53)        (0.18)           9.53     (1.71)*
   1993(10)                            10.88        0.40           0.12          (0.57)        (0.41)          10.42      6.61*
 --------------------------------------------------------------------------------------------------------------------------------
 BALANCED FUND
 --------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                            $10.98       $0.17         $ 1.35         $(0.17)       $(0.00)         $12.33     13.90%
   1996                                10.75        0.35           1.02          (0.35)        (0.79)          10.98     13.15
   1995                                 9.53        0.39           1.65          (0.39)        (0.43)          10.75     21.85
   1994                                10.04        0.30          (0.50)         (0.30)        (0.01)           9.53     (2.11)
   1993(1)                             10.00        0.29           0.39          (0.29)        (0.35)          10.04      7.09
   INVESTOR CLASS
   1997***                            $10.98       $0.15         $ 1.35         $(0.15)       $(0.00)         $12.33     13.76%*
   1996                                10.75        0.30           1.04          (0.32)        (0.79)          10.98     12.86*
   1995                                 9.53        0.34           1.67          (0.36)        (0.43)          10.75     21.52*
   1994                                10.03        0.27          (0.49)         (0.27)        (0.01)           9.53     (2.29)*
   1993(11)                            10.28        0.20           0.12          (0.22)        (0.35)          10.03      4.07*
 --------------------------------------------------------------------------------------------------------------------------------

                                                                                              RATIO OF NET
                                                                                               INVESTMENT
                                                              RATIO OF NET RATIO OF EXPENSES  INCOME (LOSS)
                                                  RATIO OF     INVESTMENT     TO AVERAGE       TO AVERAGE
                                     NET ASSETS   EXPENSES       INCOME       NET ASSETS       NET ASSETS    PORTFOLIO    AVERAGE
                                       END OF    TO AVERAGE    TO AVERAGE     (EXCLUDING       (EXCLUDING    TURNOVER   COMMISSION
                                    PERIOD (000) NET ASSETS    NET ASSETS      WAIVERS)         WAIVERS)       RATE       RATE+++
 ---------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT FIXED INCOME FUND
 ---------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                            $37,671       0.72%         4.95%          0.83%            4.84%          24%        N/A
   1996                                39,756       0.73          4.95           0.85             4.83           98         N/A
   1995                                50,079       0.75          4.84           0.87             4.72          129         N/A
   1994                                53,588       0.71          4.54           0.84             4.41          146         N/A
   1993(1)                             67,162       0.75          4.17           0.85             4.07          149         N/A
   INVESTOR CLASS
   1997***                            $   551       0.97%         4.70%          1.08%            4.59%          24%        N/A
   1996                                   680       0.98          4.70           1.10             4.58           98         N/A
   1995                                 1,131       1.00          4.59           1.12             4.47          129         N/A
   1994                                 1,059       0.97          4.35           1.10             4.22          146         N/A
   1993(8)                                428       1.05          3.88          11.86**          (6.93)**       149         N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FIXED INCOME FUND
 ---------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                            $17,312       1.12%         4.01%          1.12%            4.01%          14%        N/A
   1996                                17,561       1.11          4.66           1.11             4.66           85         N/A
   1995                                17,433       1.10          5.86           1.16             5.80          105         N/A
   1994                                15,021       1.16          5.09           1.22             5.03          138         N/A
   1993(9)                             16,488       1.21          5.95           1.21             5.95          146         N/A
   INVESTOR CLASS
   1997***                            $    79       1.37%         3.77%          1.37%            3.77%          14%        N/A
   1996                                   112       1.36          4.43           1.36             4.43           85         N/A
   1995                                   125       1.35          5.57           1.41             5.51          105         N/A
   1994                                    87       1.41          5.03           7.54            (1.10)         138         N/A
   1993(10)                                17       1.56          5.85         319.45**        (312.04)**       146         N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 BALANCED FUND
 ---------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                            $64,912       0.92%         2.91%          0.92%            2.91%          41%     $0.0509
   1996                                54,546       0.94          3.14           0.94             3.14          104       0.0496
   1995                                49,899       0.92          3.74           0.92             3.74           85         N/A
   1994                                72,086       0.94          3.11           0.94             3.11           85         N/A
   1993(1)                             58,510       0.97          2.88           0.97             2.88          126         N/A
   INVESTOR CLASS
   1997***                            $ 3,995       1.17%         2.66%          1.17%            2.66%          41%     $0.0509
   1996                                 3,710       1.19          2.89           1.19             2.89          104       0.0496
   1995                                 3,949       1.22          3.36           1.22             3.36           85         N/A
   1994                                 2,894       1.24          2.86           1.34             2.76           85         N/A
   1993(11)                             1,265       1.30          2.30           5.06**          (1.46)**       126         N/A
 ---------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

54 & 55

                                                                   JUNE 30, 1997

                                                                  [LOGO OMITTED]

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period Ended June 30, 1997 (Unaudited) and for the Periods Ended December 31




                               NET ASSET      NET       REALIZED      DIVIDENDS DISTRIBUTIONS
                                 VALUE    INVESTMENT AND UNREALIZED   FROM NET      FROM      CONTRIBUTION   NET ASSET
                               BEGINNING    INCOME   GAINS (LOSSES)  INVESTMENT    CAPITAL         OF        VALUE END     TOTAL
                               OF PERIOD    (LOSS)    ON SECURITIES    INCOME       GAINS        CAPITAL     OF PERIOD    RETURN
----------------------------------------------------------------------------------------------------------------------------------
 VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                      $13.24      $ 0.13       $ 2.28        $(0.13)     $ 0.00         $0.00       $15.52      18.22%
   1996                          12.26        0.29         2.18         (0.29)      (1.20)         0.00        13.24      20.43
   1995                           9.79        0.34         2.74         (0.35)      (0.26)         0.00        12.26      32.02
   1994                          10.30        0.35        (0.35)        (0.34)      (0.17)         0.00         9.79       0.00
   1993(1)                       10.00        0.28         0.38         (0.28)      (0.08)         0.00        10.30       6.73
   INVESTOR CLASS
   1997***                      $13.26      $ 0.11       $ 2.29        $(0.11)     $ 0.00         $0.00       $15.55      18.11%*
   1996                          12.28        0.25         2.18         (0.25)      (1.20)         0.00        13.26      20.09*
   1995                           9.80        0.32         2.74         (0.32)      (0.26)         0.00        12.28      31.72*
   1994                          10.30        0.31        (0.33)        (0.31)      (0.17)         0.00         9.80      (0.21)*
   1993(12)                      10.41        0.21        (0.03)        (0.21)      (0.08)         0.00        10.30       1.95*
----------------------------------------------------------------------------------------------------------------------------------
 GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                      $13.06      $ 0.06       $ 1.97        $(0.06)     $ 0.00         $0.00       $15.03      15.61%
   1996                          11.61        0.17         2.31         (0.17)      (0.86)         0.00        13.06      21.69
   1995                           9.73        0.16         2.88         (0.16)      (1.00)         0.00        11.61      31.60
   1994                          10.21        0.16        (0.36)        (0.16)      (0.12)         0.00         9.73      (2.05)
   1993(1)                       10.00        0.17         0.33         (0.17)      (0.12)         0.00        10.21       5.07
   INVESTOR CLASS
   1997***                      $13.09      $ 0.05       $ 1.96        $(0.05)     $ 0.00         $0.00       $15.05      15.37%*
   1996                          11.62        0.14         2.33         (0.14)      (0.86)         0.00        13.09      21.41*
   1995                           9.74        0.12         2.89         (0.13)      (1.00)         0.00        11.62      31.29*
   1994                          10.23        0.13        (0.37)        (0.13)      (0.12)         0.00         9.74      (2.42)*
   1993(13)                      10.44        0.10        (0.08)        (0.11)      (0.12)         0.00        10.23      (0.23)*
----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                      $15.83      $ 0.06       $ 2.26        $ 0.00      $ 0.00         $0.00       $18.15      14.66%
   1996                          14.56        0.06         1.37         (0.04)      (0.15)         0.03        15.83      10.09+
   1995                          13.00        0.07         1.75         (0.06)      (0.20)         0.00        14.56      14.03
   1994                          12.59        0.02         0.40          0.00       (0.01)         0.00        13.00       3.32
   1993(1)                       10.00        0.00         2.63          0.00       (0.04)         0.00        12.59      26.55
   INVESTOR CLASS
   1997***                      $15.79      $ 0.05       $ 2.24        $ 0.00      $ 0.00         $0.00       $18.08      14.50%*
   1996                          14.52        0.04         1.35          0.00       (0.15)         0.03        15.79       9.85*+
   1995                          12.96        0.05         1.73         (0.02)      (0.20)         0.00        14.52      13.79*
   1994                          12.58        0.02         0.37          0.00       (0.01)         0.00        12.96       3.08*
   1993(14)                      10.93       (0.01)        1.70          0.00       (0.04)         0.00        12.58      23.52*
----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


                                                                                      RATIO OF NET
                                                                           RATIO OF    INVESTMENT
                                                            RATIO OF       EXPENSES   INCOME (LOSS)
                                             RATIO OF    NET INVESTMENT   TO AVERAGE   TO AVERAGE
                              NET ASSETS     EXPENSES     INCOME (LOSS)   NET ASSETS   NET ASSETS   PORTFOLIO    AVERAGE
                                END OF      TO AVERAGE     TO AVERAGE     (EXCLUDING   (EXCLUDING   TURNOVER   COMMISSION
                             PERIOD (000)   NET ASSETS     NET ASSETS      WAIVERS)     WAIVERS)      RATE       RATE+++

-------------------------------------------------------------------------------------------------------------------------
 VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                    $212,052         1.01%          1.74%          1.01%        1.74%         5%       $0.0498
   1996                        164,710         1.03           2.19           1.03         2.19         58         0.0493
   1995                        131,243         1.05           3.07           1.05         3.07         37           N/A
   1994                         61,557         1.06           3.45           1.06         3.45         38           N/A
   1993(1)                      54,340         1.10           2.85           1.10         2.85         40           N/A
   INVESTOR CLASS
   1997***                    $  1,809         1.26%          1.49%          1.26%        1.49%         5%       $0.0498
   1996                          1,672         1.28           1.94           1.28         1.94         58         0.0493
   1995                          1,497         1.33           2.79           1.33         2.79         37           N/A
   1994                            731         1.37           3.13           1.37         3.13         38           N/A
   1993(12)                        435         1.48           2.51           8.99**      (5.00)**      40           N/A
-------------------------------------------------------------------------------------------------------------------------
 GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                    $120,739         1.01%          0.94%          1.01%        0.94%        21%       $0.0600
   1996                         95,215         1.02           1.36           1.02         1.36         58         0.0600
   1995                         78,216         1.02           1.37           1.02         1.37         71           N/A
   1994                         82,710         1.02           1.58           1.03         1.57         68           N/A
   1993(1)                      98,581         1.06           1.70           1.07         1.69         82           N/A
   INVESTOR CLASS
   1997***                    $  3,436         1.26%          0.70%          1.26%        0.70%        21%       $0.0600
   1996                          3,031         1.27           1.11           1.27         1.11         58         0.0600
   1995                          2,681         1.31           1.10           1.31         1.10         71           N/A
   1994                          1,530         1.33           1.30           1.33         1.30         68           N/A
   1993(13)                        840         1.43           1.24           6.55**      (3.88)**      82           N/A
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                    $109,054         1.33%          0.73%          1.33%        0.73%         3%       $0.0305
   1996                         96,442         1.36           0.44           1.36         0.44          9         0.0561
   1995                         77,519         1.38           0.70           1.38         0.70         11           N/A
   1994                         41,324         1.43           0.21           1.46         0.18          6           N/A
   1993(1)                      23,457         1.64           0.03           1.64         0.03         13           N/A
   INVESTOR CLASS
   1997***                    $  1,615         1.58%          0.43%          1.58%        0.43%         3%       $0.0305
   1996                          1,608         1.61           0.20           1.61         0.20          9         0.0561
   1995                          1,686         1.68           0.42           1.68         0.42         11           N/A
   1994                          1,179         1.73           0.03           2.22        (0.46)         6           N/A
   1993(14)                        321         1.92          (0.38)         20.12**     (18.58)**      13           N/A
-------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

56 & 57

                                                                   JUNE 30, 1997

                                                                  [LOGO OMITTED]

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period Ended June 30, 1997 (Unaudited) and for the Periods Ended December 31,



                                NET ASSET      NET       REALIZED      DIVIDENDS DISTRIBUTIONS
                                  VALUE    INVESTMENT AND UNREALIZED   FROM NET      FROM     CONTRIBUTION  NET ASSET
                                BEGINNING    INCOME   GAINS (LOSSES)  INVESTMENT    CAPITAL        OF       VALUE END    TOTAL
                                OF PERIOD    (LOSS)    ON SECURITIES    INCOME       GAINS       CAPITAL    OF PERIOD   RETURN
--------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                       $13.03      $ 0.00      $ 0.86        $ 0.00       $ 0.00       $0.00       $13.89      6.60%
   1996                           12.46       (0.03)       2.38          0.00        (1.78)       0.00        13.03     19.42
   1995                            9.57        0.02        3.05         (0.02)       (0.16)       0.00        12.46     32.13
   1994                           10.24        0.03       (0.67)        (0.03)        0.00        0.00         9.57     (6.27)
   1993(1)                        10.00        0.04        0.24         (0.04)        0.00        0.00        10.24      2.82
   INVESTOR CLASS
   1997***                       $13.00      $ 0.00      $ 0.83        $ 0.00       $ 0.00       $0.00       $13.83      6.38%*
   1996                           12.46       (0.07)       2.39          0.00        (1.78)       0.00        13.00     19.18*
   1995                            9.58       (0.01)       3.05          0.00        (0.16)       0.00        12.46     31.73*
   1994                           10.25        0.00       (0.67)         0.00         0.00        0.00         9.58     (6.54)*
   1993(15)                        9.51        0.00        0.75         (0.01)        0.00        0.00        10.25     10.55*
--------------------------------------------------------------------------------------------------------------------------------
  ASIAN TIGERS FUND
--------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                       $11.91      $ 0.02      $ 0.28        $ 0.00       $ 0.00       $0.00       $12.21      2.52%
   1996                           10.45        0.02        1.48         (0.04)       (0.02)       0.02        11.91     14.55++
   1995                            9.47        0.12        0.98         (0.12)        0.00        0.00        10.45     11.61
   1994(16)                       10.00        0.03       (0.53)        (0.02)       (0.01)       0.00         9.47     (5.07)
   INVESTOR CLASS
   1997***                       $11.89      $ 0.02      $ 0.27        $ 0.00       $ 0.00       $0.00       $12.18      2.44%*
   1996                           10.44       (0.02)       1.48         (0.01)       (0.02)       0.02        11.89     14.21*++
   1995                            9.47        0.11        0.95         (0.09)        0.00        0.00        10.44     11.18*
   1994(17)                       10.00        0.01       (0.53)         0.00        (0.01)       0.00         9.47     (5.37)*
--------------------------------------------------------------------------------------------------------------------------------
  LATIN AMERICA EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                       $10.24      $ 0.05      $ 4.46        $ 0.00       $ 0.00       $0.00       $14.75     44.04%
   1996(18)                       10.00       (0.02)       0.26          0.00         0.00        0.00        10.24      2.40
--------------------------------------------------------------------------------------------------------------------------------


                                                                                       RATIO OF NET
                                                                           RATIO OF     INVESTMENT
                                                         RATIO OF NET      EXPENSES    INCOME (LOSS)
                                             RATIO OF     INVESTMENT      TO AVERAGE    TO AVERAGE
                               NET ASSETS    EXPENSES    INCOME (LOSS)    NET ASSETS    NET ASSETS    PORTFOLIO    AVERAGE
                                 END OF     TO AVERAGE    TO AVERAGE      (EXCLUDING    (EXCLUDING    TURNOVER   COMMISSION
                              PERIOD (000)  NET ASSETS    NET ASSETS       WAIVERS)      WAIVERS)       RATE       RATE+++
---------------------------------------------------------------------------------------------------------------------------
  SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                      $37,595        1.03%        (0.60)%          1.03%        (0.60)%       111%      $0.0600
   1996                          36,375        1.05         (0.27)           1.05         (0.27)        158        0.0599
   1995                          23,844        1.10          0.18            1.10          0.18         142          N/A
   1994                          31,527        1.06          0.27            1.06          0.27          43          N/A
   1993(1)                       53,357        1.09          0.40            1.10          0.39          27          N/A
   INVESTOR CLASS
   1997***                      $   580        1.28%        (0.85)%          1.28%        (0.85)%       111%      $0.0600
   1996                             579        1.30         (0.52)           1.30         (0.52)        158        0.0599
   1995                             553        1.39         (0.08)           1.39         (0.08)        142          N/A
   1994                             294        1.38          0.02            1.38          0.02          43          N/A
   1993(15)                         124        1.57         (0.10)          33.84**      (32.37)**       27          N/A
---------------------------------------------------------------------------------------------------------------------------
  ASIAN TIGERS FUND
---------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                      $43,948        1.59%         0.36%           1.59%         0.36%         15%      $0.0074
   1996                          33,602        1.54          0.23            1.54          0.23          24        0.0106
   1995                          23,145        1.52          1.38            1.60          1.30          28          N/A
   1994(16)                      17,860        1.60          0.45            1.71          0.34          13          N/A
   INVESTOR CLASS
   1997***                      $   799        1.84%         0.30%           1.84%         0.30%         15%      $0.0074
   1996                             840        1.79         (0.15)           1.79         (0.15)         24        0.0106
   1995                             733        1.81          1.05            1.88          0.98          28          N/A
   1994(17)                         705        1.90          0.15            2.75**       (0.70)**       13          N/A
---------------------------------------------------------------------------------------------------------------------------
  LATIN AMERICA EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
   TRUST CLASS
   1997***                      $27,370        1.47%         0.83%           1.47%         0.83%         18%      $0.0006
   1996(18)                      11,490        2.09         (0.55)           2.09         (0.55)         10        0.0004
---------------------------------------------------------------------------------------------------------------------------

  *Sales load is not included in total return.
 **Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Classes'
   initial year of operations.
***For the period ended June 30, 1997, all ratios have been annualized. Total return has been annualized for the money market funds only.
  +The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Trust Class and Investor Class would have been 9.87% and 9.64%, respectively.
 ++The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Trust Class and Investor Class would have been 14.36% and 14.02%, respectively.
+++Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after 09/01/95.
 1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.
 2. Commenced operations on March 25, 1993. All ratios and total returns for the period have been annualized.
 3. Commenced operations on April 22, 1993. All ratios and total returns for the period have been annualized.
 4. Commenced operations on March 31, 1993. All ratios and total returns for the period have been annualized.
 5. Commenced operations on April 13, 1993. All ratios and total returns for the period have been annualized.
 6. Commenced operations on March 12, 1993. All ratios and total returns for the period have been annualized.
 7. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.
 8. Commenced operations on March 9, 1993. All ratios and total returns for the period have been annualized.
 9. Commenced operations on February 7, 1993. All ratios and total returns for the period have been annualized.
10. Commenced operations on April 26, 1993. All ratios and total returns for the period have been annualized.
11. Commenced operations on March 9, 1993. All ratios and total returns for the period have been annualized.
12. Commenced operations on March 26, 1993. All ratios and total returns for the period have been annualized.
13. Commenced operations on March 8, 1993. All ratios and total returns for the period have been annualized.
14. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.
15. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.
16. Commenced operations on January 3, 1994. All ratios and total returns for the period have been annualized.
17. Commenced operations on January 12, 1994. All ratios and total returns for the period have been annualized.
18. Commenced operations on July 1, 1996. All ratios except total return for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

58 & 59

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
Rembrandt Funds(R) (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds: Treasury Money
Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt
Money Market Fund (collectively "the Money Market Funds"), Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund (formerly "Global Fixed Income Fund"), Balanced Fund, Limited Volatility Fixed Income Fund (collectively "the Fixed Income Funds"), Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, TransEurope Fund, Asian Tigers Fund and Latin America Equity Fund (collectively "the Equity Funds"). The Limited Volatility Fixed Income Fund and TransEurope Fund had not yet commenced operations as of June 30, 1997. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer two classes of shares: Trust Class and Investor Class.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION--Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities, on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued at their amortized cost. Foreign securities in the International Fixed Income Fund, Asian Tigers Fund, International Equity Fund and Latin America Equity Fund are valued based upon quotations from the primary market in which they are traded.
     Investment securities held by the Money Market Funds are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Equity and Fixed Income Funds are accreted and amortized to maturity using the interest method, which approximates the effective interest method.

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     NET ASSET VALUE PER SHARE--The net asset value per share of each Fund or class of shares is calculated each business day. In general, it is computed by dividing the assets of each Fund or class of shares less its liabilities, by the number of outstanding shares of the Fund or class.
     FOREIGN CURRENCY TRANSACTIONS--With respect to the International Fixed Income Fund, Asian Tigers Fund, International Equity Fund and Latin America Equity Fund (the "International Funds"), the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
    (II) purchases and sales of investment securities, income, and expenses at the relevent rates of exchange prevailing on the respective dates of such transactions.
     For foreign equity securities, the International Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.
     The International Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS--The International Fixed Income Fund enters into forward foreign currency contracts as hedges against fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.
     MATURITY DATES--Certain variable rate and floating rate securities of the Funds are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the Investment Company Act of 1940, as amended, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Statements of Net Assets are the shorter of the effective put/demand date or the ultimate maturity date.
     CLASSES--Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.

NOTES TO FINANCIAL STATEMENTS

     OTHER--Distributions from net investment income for the Equity and Fixed Income Funds are paid to shareholders on a periodic basis. Distributions from net investment income for the Money Market Funds are distributed to shareholders daily. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, that may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

3. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement. Under the terms of the Administration Agreement (the "Administration Agreement"), the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of each Fund.
     The Trust and Rembrandt Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Investments Distribution Co., have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement for Trust Class shares of any Fund. The Distributor is paid a fee of .25% of the average daily net assets of the Investor Class shares of each Fund.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH
AFFILIATES
Organizational costs have been capitalized by the Funds and are being amortized over 60 months, commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $53,000 for organizational work performed by a law firm of which an officer of the Trust is a partner.
     Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.
     During the year ended December 31, 1996, ABN AMRO-NSM International Funds Management B.V. ("ABN AMRO"), an affiliate of the Advisor, contributed $197,300 and $44,000 to the International Equity Fund and the Asian Tigers Fund, respectively. The payments represented reimbursements for certain transactions effected with affiliated brokers. The payments, which were accounted for as contributions to capital, increased net asset value per share by $.03 for the International Equity Fund and by $.02 for the Asian Tigers Funds for the year ended December 31, 1996.

5. INVESTMENT ADVISORY AGREEMENT
The Trust has entered into an investment advisory agreement with LaSalle Street Capital Management, Ltd. (the "Advisor"), under which the Advisor is entitled to an annual fee equal to .60% of the average daily net assets of each of the Fixed Income, Intermediate Government Fixed Income, Limited Volatility Fixed Income and Tax-Exempt Fixed Income Funds; .80% of the average daily net assets of the International Fixed Income, Value, Growth, and Small Cap Funds; 1.00% of the average daily net assets of the International Equity, TransEurope, Latin America Equity and Asian

                                                       JUNE 30, 1997 (Unaudited)

                                                                  [LOGO OMITTED]

Tigers Funds; .70% of the average daily net assets of the Balanced Fund; .35% of the average daily net assets of the Treasury Money Market, Money Market, and Tax-Exempt Money Market Funds, and .20% of the average daily net assets of the Government Money Market Fund. The Advisor has voluntarily agreed for an indefinite period of time, to waive a portion of its fee in an amount equal to
 .10% of the average daily net assets of each of the Fixed Income Funds, except the International Fixed Income Fund. The Advisor has also voluntarily agreed for an indefinite period of time, to waive a portion of its fee in an amount equal to .15% of the average daily net assets of each of the Money Market Funds, except the Government Money Market Fund.
     ABN AMRO-NSM International Funds Management B.V. has entered into a sub-advisory agreement with the Advisor and serves as Sub-Advisor to the International Funds. Sub-Advisory fees are paid by the Advisor.

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments, during the year ended June 30, 1997 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                   ---------- ----------
Fixed Income                        $131,115   $124,450
Intermediate Government
   Fixed Income                       88,906     97,827
Tax-Exempt Fixed Income                9,227     11,763
International Fixed Income             3,966      1,924
Balanced                              26,159     24,636
Value                                 20,562      9,824
Growth                                30,376     22,189
International Equity                   2,612      3,445
Small Cap                             38,389     40,088
Asian Tigers                          12,855      5,326
Latin America Equity                  12,491      3,305


     At June 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at June 30, 1997, for each Fixed Income and Equity Fund is as follows:

                                                     NET
                                                 UNREALIZED
                       APPRECIATED  DEPRECIATED  APPRECIATION
                       SECURITIES  SECURITIES   (DEPRECIATION)
                          (000)       (000)         (000)
                        --------    --------     ----------
Fixed Income            $ 1,428     $  (330)      $ 1,098
Intermediate
   Government
   Fixed Income             455         (11)          444
Tax-Exempt Fixed
   Income                 1,327          --         1,327
International Fixed
   Income                   244        (521)         (277)
Balanced                 14,247        (673)       13,574
Value                    55,631      (1,464)       54,167
Growth                   32,081        (599)       31,482
International Equity     34,798      (3,104)       31,694
Small Cap                 5,452      (2,225)        3,227
Asian Tigers              8,698      (2,171)        6,527
Latin America Equity      6,590        (109)        6,481

     At December 31, 1996 the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                              2002      2003     2004
                              (000)     (000)    (000)
                             ------    ------   ------

Treasury Money Market        $   --     $ --    $   1
Government Money Market           2        2       --
Tax-Exempt Money Market           3        2       --
Fixed Income                  3,375       --       --
Intermediate Government
   Fixed Income               1,919      447      962
Tax-Exempt Fixed Income       2,093      307       --
International Fixed Income      221       --       --
Latin America Equity             --       --       55

                                 READER'S NOTES

                              IT'S EASY TO INVEST
                             IN THE REMBRANDT FUNDS

             For more complete information, including information on
           charges and expenses, call 1-800-443-4725 or contact us on the Internet at http://www.rembrandtfunds.com.
                You'll receive a free investor kit, including our
                 prospectus. Please read it carefully before you
                              invest or send money.


                               SERVICE FEATURES
    [BULLET]  Toll-free access to your account information.
    [BULLET]  Free telephone exchanges as often as you require.
    [BULLET]  Free dividend reinvestment to help build your account.
    [BULLET] Free automatic investment plans of $50 or more per month. [BULLET] Free systematic withdrawal plans.
    [BULLET] Free check-writing for amounts of $100 or more (on money market accounts only).
    [BULLET] You have the option of investing your personal savings, IRA, rollover, Keogh, or SEPdollars in the Rembrandt Funds.
    [BULLET]  Quarterly statements.
    [BULLET]  ACH and wire transfers available.
    [BULLET]  Tax-free rollovers into an IRA.
    [BULLET]  IRA custodial fee waived for investments over $15,000.
    [BULLET] Minimum initial investment for the Investor Class is $2,000 ($1,000 for IRAs), with subsequent investments of $100 or more.

REMBRANDT FUNDS[REGISTRATION MARK]
------------------
SEMI-ANNUAL REPORT
------------------
JUNE 30, 1997

MONEY MARKET FUNDS
TREASURY MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND

FIXED INCOME FUNDS
FIXED INCOME FUND
INTERMEDIATE GOVERNMENT FIXED INCOME FUND
TAX-EXEMPT FIXED INCOME FUND
INTERNATIONAL FIXED INCOME FUND

BALANCED FUND
BALANCED FUND

EQUITY FUNDS
VALUE FUND
GROWTH FUND
INTERNATIONAL EQUITY FUND
SMALL CAP FUND
ASIAN TIGERS FUND
LATIN AMERICA EQUITY FUND


FOR MORE INFORMATION, CALL 1-800-443-4725.
HTTP://WWW.REMBRANDTFUNDS.COM


INVESTMENT ADVISER
LASALLE STREET CAPITAL MANAGEMENT, LTD.
208 South LaSalle Street
Suite 404
Chicago, IL 60604-1003

ADMINISTRATOR
SEI FUND RESOURCES
Oaks, PA 19456

DISTRIBUTOR
REMBRANDT FINANCIAL SERVICES COMPANY
Oaks, PA 19456

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
2000 One Logan Square
Philadelphia, PA 19103

AUDITORS
ERNST & YOUNG LLP
Two Commerce Square
2001 Market Street
Suite 4000
Philadelphia, PA 19103



          THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
    FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN A
    FUND UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS.


                                                                    REM-F-013-02